Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (47.3%)
U.S. Government Securities (25.8%)
	United States Treasury Note/Bond	3.750%	4/30/2027	135,000	135,422
	United States Treasury Note/Bond	4.500%	5/15/2027	319,170	323,384
	United States Treasury Note/Bond	2.625%	5/31/2027	126,747	125,222
	United States Treasury Note/Bond	3.875%	7/15/2028	87,400	88,148
	United States Treasury Note/Bond	1.000%	7/31/2028	26,613	24,971
	United States Treasury Note/Bond	1.375%	10/31/2028	12,815	12,074
	United States Treasury Note/Bond	4.375%	11/30/2028	54,601	55,844
	United States Treasury Note/Bond	4.000%	1/31/2029	99,825	101,104
	United States Treasury Note/Bond	1.875%	2/28/2029	91,000	86,443
[1,2]	United States Treasury Note/Bond	4.250%	2/28/2029	174,748	178,298
	United States Treasury Note/Bond	4.625%	4/30/2029	60,000	61,955
	United States Treasury Note/Bond	2.375%	5/15/2029	46,400	44,631
	United States Treasury Note/Bond	2.750%	5/31/2029	18,822	18,321
	United States Treasury Note/Bond	3.250%	6/30/2029	100,000	98,875
	United States Treasury Note/Bond	4.250%	6/30/2029	85,000	86,826
	United States Treasury Note/Bond	4.000%	10/31/2029	53,000	53,708
	United States Treasury Note/Bond	4.125%	10/31/2029	70,000	71,219
	United States Treasury Note/Bond	3.875%	12/31/2029	68,564	69,164
	United States Treasury Note/Bond	4.375%	12/31/2029	78,600	80,718
	United States Treasury Note/Bond	1.500%	2/15/2030	42,500	39,047
	United States Treasury Note/Bond	3.625%	3/31/2030	48,862	48,786
	United States Treasury Note/Bond	3.500%	4/30/2030	43,000	42,704
	United States Treasury Note/Bond	3.875%	4/30/2030	71,119	71,697
	United States Treasury Note/Bond	3.875%	6/30/2030	38,000	38,297
	United States Treasury Note/Bond	3.875%	7/31/2030	87,344	88,026
	United States Treasury Note/Bond	3.625%	12/31/2030	60,000	59,737
	United States Treasury Note/Bond	4.000%	1/31/2031	78,438	79,376
	United States Treasury Note/Bond	4.125%	3/31/2031	23,500	23,911
	United States Treasury Note/Bond	4.625%	4/30/2031	35,000	36,452
	United States Treasury Note/Bond	4.125%	7/31/2031	30,000	30,506
	United States Treasury Note/Bond	3.625%	9/30/2031	48,000	47,552
	United States Treasury Note/Bond	4.125%	10/31/2031	68,351	69,443
	United States Treasury Note/Bond	4.125%	11/30/2031	26,500	26,916
	United States Treasury Note/Bond	4.500%	12/31/2031	93,249	96,571
	United States Treasury Note/Bond	4.375%	1/31/2032	48,005	49,374
[3]	United States Treasury Note/Bond	1.875%	2/15/2032	63,359	56,548
	United States Treasury Note/Bond	4.125%	2/29/2032	83,600	84,831
	United States Treasury Note/Bond	4.125%	3/31/2032	44,000	44,636
	United States Treasury Note/Bond	4.000%	4/30/2032	50,000	50,361
[1,2]	United States Treasury Note/Bond	2.875%	5/15/2032	170,040	160,422
	United States Treasury Note/Bond	4.000%	7/31/2032	86,900	87,423
	United States Treasury Note/Bond	2.750%	8/15/2032	100,166	93,440
	United States Treasury Note/Bond	3.875%	12/31/2032	35,000	34,877
	United States Treasury Note/Bond	3.375%	5/15/2033	22,000	21,170
	United States Treasury Note/Bond	1.125%	8/15/2040	42,000	26,421
	United States Treasury Note/Bond	1.875%	2/15/2041	45,200	31,621
	United States Treasury Note/Bond	4.750%	2/15/2041	34,225	34,895
	United States Treasury Note/Bond	2.250%	5/15/2041	28,600	21,075
	United States Treasury Note/Bond	4.375%	5/15/2041	40,000	39,031
[2]	United States Treasury Note/Bond	3.750%	8/15/2041	54,515	49,215
	United States Treasury Note/Bond	2.000%	11/15/2041	86,800	60,675
	United States Treasury Note/Bond	3.125%	11/15/2041	47,535	39,367
	United States Treasury Note/Bond	2.375%	2/15/2042	48,323	35,633
[1]	United States Treasury Note/Bond	3.000%	5/15/2042	61,950	49,930
	United States Treasury Note/Bond	3.250%	5/15/2042	40,263	33,643
	United States Treasury Note/Bond	3.375%	8/15/2042	29,466	24,945
	United States Treasury Note/Bond	2.875%	5/15/2043	27,914	21,703
	United States Treasury Note/Bond	3.875%	5/15/2043	18,104	16,271
	United States Treasury Note/Bond	3.625%	8/15/2043	11,401	9,860
	United States Treasury Note/Bond	4.375%	8/15/2043	73,600	70,429
	United States Treasury Note/Bond	3.750%	11/15/2043	26,360	23,144
	United States Treasury Note/Bond	4.750%	11/15/2043	53,228	53,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	2/15/2044	26,325	22,644
	United States Treasury Note/Bond	4.500%	2/15/2044	35,700	34,607
	United States Treasury Note/Bond	3.375%	5/15/2044	40,897	33,810
	United States Treasury Note/Bond	4.625%	5/15/2044	71,500	70,341
	United States Treasury Note/Bond	3.125%	8/15/2044	14,560	11,548
	United States Treasury Note/Bond	4.125%	8/15/2044	20,535	18,886
	United States Treasury Note/Bond	3.000%	11/15/2044	11,419	8,850
	United States Treasury Note/Bond	4.625%	11/15/2044	39,752	39,031
	United States Treasury Note/Bond	4.750%	2/15/2045	61,100	60,909
	United States Treasury Note/Bond	5.000%	5/15/2045	28,000	28,799
	United States Treasury Note/Bond	3.000%	11/15/2045	6,000	4,593
	United States Treasury Note/Bond	2.500%	2/15/2046	13,000	9,065
	United States Treasury Note/Bond	2.500%	5/15/2046	30,900	21,471
	United States Treasury Note/Bond	2.250%	8/15/2046	51,200	33,744
	United States Treasury Note/Bond	2.875%	11/15/2046	54,000	39,935
	United States Treasury Note/Bond	2.750%	8/15/2047	58,000	41,506
	United States Treasury Note/Bond	2.750%	11/15/2047	76,000	54,236
	United States Treasury Note/Bond	3.000%	2/15/2048	18,050	13,459
	United States Treasury Note/Bond	3.125%	5/15/2048	20,000	15,226
	United States Treasury Note/Bond	3.000%	8/15/2048	21,600	16,028
	United States Treasury Note/Bond	3.375%	11/15/2048	23,000	18,239
	United States Treasury Note/Bond	3.000%	2/15/2049	23,312	17,215
	United States Treasury Note/Bond	2.875%	5/15/2049	23,210	16,689
	United States Treasury Note/Bond	2.250%	8/15/2049	39,200	24,647
	United States Treasury Note/Bond	2.375%	11/15/2049	45,615	29,366
	United States Treasury Note/Bond	2.000%	2/15/2050	70,509	41,449
[3,4]	United States Treasury Note/Bond	1.250%	5/15/2050	86,277	41,399
	United States Treasury Note/Bond	1.375%	8/15/2050	90,900	44,797
	United States Treasury Note/Bond	1.625%	11/15/2050	53,800	28,323
	United States Treasury Note/Bond	1.875%	2/15/2051	90,000	50,396
[3,4]	United States Treasury Note/Bond	2.375%	5/15/2051	94,250	59,521
	United States Treasury Note/Bond	1.875%	11/15/2051	80,100	44,393
	United States Treasury Note/Bond	2.250%	2/15/2052	26,000	15,815
	United States Treasury Note/Bond	2.875%	5/15/2052	81,795	57,308
	United States Treasury Note/Bond	3.000%	8/15/2052	28,200	20,246
	United States Treasury Note/Bond	4.000%	11/15/2052	28,674	24,930
	United States Treasury Note/Bond	4.750%	5/15/2055	29,900	29,465
					4,982,508
Conventional Mortgage-Backed Securities (17.4%)
[5,6]	Fannie Mae Pool	3.000%	10/1/2046–3/1/2048	421	374
[5,6]	Fannie Mae Pool	3.500%	7/1/2047–2/1/2050	998	931
[5,6]	Fannie Mae Pool	4.100%	8/1/2030	23,393	23,440
[5,6]	Fannie Mae Pool	4.110%	9/1/2030	11,213	11,221
[5,6]	Fannie Mae Pool	4.140%	10/1/2030	5,900	5,911
[5,6]	Fannie Mae Pool	4.180%	8/1/2030	27,520	27,611
[5,6]	Fannie Mae Pool	4.190%	4/1/2030–5/1/2030	42,560	42,780
[5,6]	Fannie Mae Pool	4.220%	9/1/2030	24,590	24,704
[5,6]	Fannie Mae Pool	4.280%	11/1/2030	8,708	8,763
[5,6]	Fannie Mae Pool	4.290%	4/1/2030	34,382	34,670
[5,6]	Fannie Mae Pool	4.340%	9/1/2030	11,278	11,386
[5,6]	Fannie Mae Pool	4.360%	10/1/2032	4,790	4,798
[5,6]	Fannie Mae Pool	4.460%	6/1/2030	59,768	60,697
[5,6]	Fannie Mae Pool	4.600%	4/1/2030	24,940	25,454
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/2047	173	154
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/2045–2/1/2050	1,078	1,005
[5,6]	Freddie Mac Gold Pool	3.900%	12/1/2029	13,900	13,861
[5,6]	Freddie Mac Gold Pool	4.000%	8/1/2030–7/1/2048	8,325	8,212
[5,6]	Freddie Mac Gold Pool	4.030%	7/1/2030	8,100	8,092
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/2039–2/1/2049	1,319	1,319
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/2035–6/1/2040	386	395
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/2040	59	62
[5]	Ginnie Mae I Pool	3.000%	4/15/2045	104	95
[5]	Ginnie Mae I Pool	4.000%	7/15/2045–8/15/2045	37	36
[5]	Ginnie Mae I Pool	4.500%	2/15/2039–9/15/2046	31	31
[5]	Ginnie Mae I Pool	6.000%	7/15/2037	21	22
[5]	Ginnie Mae II Pool	2.000%	11/20/2050–6/20/2052	108,322	89,627
[5]	Ginnie Mae II Pool	2.500%	6/20/2050–6/20/2052	106,917	92,224
[5,7]	Ginnie Mae II Pool	3.000%	5/20/2043–1/15/2056	110,689	99,913
[5]	Ginnie Mae II Pool	3.500%	9/20/2047–1/20/2055	91,015	83,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Ginnie Mae II Pool	4.000%	11/20/2042–1/15/2056	69,824	66,571
[5,7]	Ginnie Mae II Pool	4.500%	4/20/2048–1/15/2056	89,660	88,029
[5,7]	Ginnie Mae II Pool	5.000%	8/20/2048–1/15/2056	133,790	134,236
[5,7]	Ginnie Mae II Pool	5.500%	12/20/2052–1/15/2056	152,980	156,095
[5]	Ginnie Mae II Pool	6.000%	12/20/2052–10/20/2055	86,471	89,166
[5]	Ginnie Mae II Pool	6.500%	9/20/2053–8/20/2055	35,108	36,596
[5,7]	Ginnie Mae II Pool	7.000%	2/20/2055–1/15/2056	3,928	4,037
[5,6,7]	UMBS Pool	1.500%	1/1/2036–7/1/2051	118,402	98,797
[5,6,7]	UMBS Pool	2.000%	10/1/2035–1/25/2056	611,905	511,287
[5,6,7]	UMBS Pool	2.500%	10/1/2035–1/25/2056	434,462	377,024
[5,6]	UMBS Pool	3.000%	2/1/2037–10/1/2053	330,307	299,289
[5,6,7]	UMBS Pool	3.500%	7/1/2032–1/25/2056	182,738	171,382
[5,6,7]	UMBS Pool	4.000%	10/1/2037–1/25/2056	167,227	160,709
[5,6,7]	UMBS Pool	4.500%	4/1/2039–1/25/2056	148,796	147,069
[5,6,7]	UMBS Pool	5.000%	8/1/2039–1/25/2056	27,411	29,321
[5,6,7]	UMBS Pool	6.000%	11/1/2052–1/25/2056	184,001	192,041
[5,6,7]	UMBS Pool	6.500%	9/1/2036–1/25/2056	91,551	96,373
[5,6]	UMBS Pool	7.000%	3/1/2055–4/1/2055	16,464	17,300
					3,357,040
Nonconventional Mortgage-Backed Securities (4.1%)
[5,6]	Fannie Mae Pool	1.772%	8/1/2051	3,802	3,658
[5,6]	Fannie Mae Pool	4.521%	9/1/2055	16,850	16,862
[5,6]	Fannie Mae Pool	4.551%	10/1/2055	26,842	26,867
[5,6]	Fannie Mae Pool	4.621%	8/1/2055	9,432	9,498
[5,6]	Fannie Mae Pool	4.849%	12/1/2055	4,891	4,915
[5,6]	Fannie Mae Pool	4.864%	12/1/2055	26,497	26,746
[5,6]	Fannie Mae Pool	5.004%	11/1/2055	13,181	13,333
[5,6]	Fannie Mae Pool	5.108%	12/1/2055	10,120	10,305
[5,6]	Fannie Mae Pool	5.110%	10/1/2055	4,933	5,003
[5,6]	Fannie Mae Pool	5.134%	9/1/2055	10,418	10,583
[5,6]	Fannie Mae Pool	5.167%	12/1/2055	3,757	3,817
[5,6]	Fannie Mae Pool	5.371%	5/1/2055	5,969	6,096
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	9,350	7,509
[5,6]	Fannie Mae REMICS	2.000%	6/25/2048	1,870	1,582
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	14,316	12,865
[5,6]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	82,956	74,737
[5,6]	Fannie Mae REMICS	3.500%	2/25/2043–5/25/2047	14,498	13,435
[5,6]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	15,786	15,070
[5,6]	Fannie Mae REMICS	5.000%	8/25/2055	4,551	4,555
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.028%	9/1/2055	5,772	5,834
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.150%	12/1/2055	17,200	17,407
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.150%	5.209%	11/1/2055	5,699	5,787
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.183%	5.259%	10/1/2055	2,919	2,960
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	3,305	3,347
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.157%	10/1/2055	6,570	6,671
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.192%	5.143%	10/1/2055	6,072	6,162
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	4.562%	10/1/2055	8,866	8,853
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.960%	11/1/2055	4,104	4,154
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.100%	11/1/2055	7,343	7,427
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	3,473	3,508
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	5,614	5,687
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/2055	7,106	7,210
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	6,819	6,925
[5,6]	Freddie Mac REMICS	1.000%	9/25/2050	3,532	2,720
[5,6]	Freddie Mac REMICS	2.000%	9/15/2047–5/25/2051	15,117	13,172
[5,6]	Freddie Mac REMICS	2.250%	8/25/2049	30,831	27,526
[5,6]	Freddie Mac REMICS	2.500%	11/25/2040–4/25/2050	82,449	73,026
[5,6]	Freddie Mac REMICS	3.000%	2/15/2044–4/15/2046	210,507	191,656
[5,6]	Freddie Mac REMICS	3.500%	3/15/2047	10,183	9,376
[5,6]	Freddie Mac REMICS	4.000%	7/15/2048–6/25/2052	13,155	12,054
[5,6]	Freddie Mac REMICS	4.500%	12/25/2055	5,947	5,866
[5,6,8]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/2052	4,537	3,998
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	29,290	29,346
[5]	Ginnie Mae REMICS	2.500%	10/20/2043–12/20/2050	19,607	17,288
[5]	Ginnie Mae REMICS	3.000%	5/20/2055	11,448	10,379
[5]	Ginnie Mae REMICS	3.500%	4/20/2048–5/20/2048	15,770	15,244
[5]	Ginnie Mae REMICS	4.000%	8/20/2041	15,800	15,249
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/2051	1,681	1,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/2051	3,912	3,253
					790,977
Total U.S. Government and Agency Obligations (Cost $9,095,547)					9,130,525
Asset-Backed/Commercial Mortgage-Backed Securities (12.1%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	510	511
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	10,950	10,984
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	570	569
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	4,160	4,160
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,230	1,252
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/2029	1,120	1,144
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	900	920
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	590	606
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	1,440	1,489
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/2029	870	883
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	620	631
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	610	621
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/2032	176	178
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	176	179
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/2032	119	121
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	825	833
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	587	592
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	412	416
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.410%	9/15/2032	308	310
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/2033	988	993
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	1,403	1,410
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	656	659
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	2,111	2,124
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	790	792
[5,9]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/2031	280	281
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	960	976
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	4,160	4,268
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	4,220	4,292
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	3,590	3,543
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	2,350	2,299
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	3,620	3,493
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	2,920	2,877
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	2,250	2,192
[5,9]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/2033	1,080	1,101
[5,9]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/2034	1,570	1,586
[5,9]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	1,020	1,034
[5,9]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	1,080	1,098
[5,9]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/2030	1,230	1,252
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	820	835
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	1,060	1,080
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/2027	927	929
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	900	924
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	250	252
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/2028	890	905
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	1,050	1,075
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	4,120	4,317
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	1,940	2,000
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	600	619
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	500	515
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,620	1,645
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	360	366
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	240	245
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	540	555
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	250	259
[5,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/2036	3,390	3,388
[5,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.434%	10/20/2036	3,650	3,656
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	19	19
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	550	538
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	650	653
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	1,280	1,269
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	3,570	3,380
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	5,930	5,618
[5]	BANK Series 2021-BNK35	2.285%	6/15/2064	1,630	1,447
[5]	BANK Series 2022-BNK40	3.390%	3/15/2064	9,440	8,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Series 2022-BNK40	3.390%	3/15/2064	500	487
[5]	BANK Series 2022-BNK40	3.390%	3/15/2064	360	327
[5]	BANK Series 2022-BNK41	3.789%	4/15/2065	2,070	1,974
[5]	BANK Series 2022-BNK43	4.399%	8/15/2055	13,344	13,096
[5]	BANK Series 2024-BNK47	5.716%	6/15/2057	4,030	4,275
[5]	BANK Series 2024-BNK48	5.053%	10/15/2057	2,420	2,460
[5]	BANK Series 2024-BNK48	5.355%	10/15/2057	2,740	2,780
[5]	BANK Series 2025-BNK49	5.623%	3/15/2058	4,840	5,111
[5]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,560	3,755
[5]	BANK Series 2025-BNK50	5.875%	5/15/2068	1,250	1,316
[5,9]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/2029	2,250	2,278
[5,9]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/2029	1,520	1,550
[5,9]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/2030	1,050	1,073
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	4,730	4,622
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	1,330	1,270
[5,9]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	2,390	2,387
[5,9]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	6,280	6,292
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	2,800	2,798
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	3,720	3,729
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	680	685
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	760	770
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	920	940
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	6,000	5,965
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	200	186
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	690	613
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	2,100	1,891
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	1,280	1,141
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/2055	500	487
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	1,040	1,034
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	800	893
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,440	4,628
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	2,380	2,446
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	4,680	4,882
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	1,020	1,067
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	2,000	2,141
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	2,010	2,093
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	3,350	3,519
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	5,730	6,016
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	2,800	2,978
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	2,250	2,366
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	850	889
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	4,889	4,460
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	6,500	6,430
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	200	187
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,412	4,322
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	1,700	1,776
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	5,000	5,224
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	3,180	3,273
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,580	1,643
[5,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	3,980	3,987
[5,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	4,540	4,550
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	4,710	4,710
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	5,750	6,166
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	3,600	3,820
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	2,390	2,488
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	3,120	3,279
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	690	724
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	7,100	7,530
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,030	2,116
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	2,020	2,090
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	3,800	4,011
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	2,360	2,481
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	9,600	9,895
[5]	BMO Mortgage Trust Series 2025-C13	5.687%	10/15/2058	3,240	3,339
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	1,580	1,590
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	1,130	1,136
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	1,240	1,177
[5,9]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	8,990	9,071
[5]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	14,200	14,199
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/2028	3,000	3,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	890	904
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.324%	10/16/2028	870	870
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	4,520	4,511
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	3,550	3,614
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	2,900	2,984
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	760	773
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	470	478
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	330	336
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,530	1,551
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	490	496
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	540	547
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	430	435
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	5,520	5,601
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	810	827
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	590	600
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	500	508
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	500	510
[5]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,420	2,449
[5]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/2031	960	972
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	500	504
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	570	575
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	840	841
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	330	330
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	3,080	3,131
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	270	150
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	320	317
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	1,510	1,481
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	30	29
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/2051	7,488	7,457
[5]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	100	94
[5,9]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	5,470	5,537
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	30	30
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	717	722
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	267	268
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/2029	1,120	1,143
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	320	327
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	300	307
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	440	453
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	790	810
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	530	544
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/2031	960	987
[5,9]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/2030	3,320	3,387
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	1,370	1,401
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	1,490	1,529
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/2031	490	502
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	790	791
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/2030	2,190	2,217
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/2030	530	536
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	450	457
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	480	486
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/2031	540	538
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	410	409
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	1,140	1,135
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/2038	980	982
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/2038	1,810	1,815
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	20	20
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	60	54
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.252%	9/15/2050	40	32
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	2,250	2,239
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	45	45
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	8,400	7,993
[5,9]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	19,666	20,110
[5,9]	Citigroup Mortgage Loan Trust Series 2025-LTV1	5.237%	12/25/2055	16,483	16,506
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/2030	1,470	1,492
[5,9]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/2031	3,120	3,175
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	4,006	4,034
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,410	1,435
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	74	74
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	6,287	6,275
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	6,560	6,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	7,420	7,478
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.824%	9/25/2043	702	705
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.924%	1/25/2044	2,152	2,149
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.974%	2/25/2044	272	272
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.874%	5/25/2044	917	918
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.874%	7/25/2044	2,670	2,675
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.024%	9/25/2044	2,848	2,853
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.824%	1/25/2045	1,827	1,827
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	2,408	2,412
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	1,966	1,969
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.774%	9/25/2045	2,982	2,984
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	600	568
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	1,097	1,082
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	4,310	4,319
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	5,120	4,587
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	450	454
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/2030	300	303
[5,9]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	180	182
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	290	296
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	830	832
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	1,040	1,042
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	1,770	1,821
[5,9]	DLLAA LLC Series 2025-1A	4.950%	9/20/2029	2,150	2,195
[5,9]	DLLAA LLC Series 2025-1A	5.080%	4/20/2033	1,050	1,081
[5,9]	DLLAD LLC Series 2024-1A	5.300%	7/20/2029	910	929
[5,9]	DLLAD LLC Series 2025-1A	4.420%	9/20/2030	4,400	4,443
[5,9]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	3,240	3,282
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	560	566
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	3,686	3,548
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	8,520	8,563
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	5,340	5,376
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	2,400	2,434
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	3,630	3,653
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	5,290	5,334
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	8,360	8,460
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	6,180	6,179
[5,9]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/2037	1,340	1,339
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	4,030	4,040
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.463%	11/15/2038	4,540	4,555
[5,9]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/2042	2,660	2,713
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	12	12
[5,9]	Elmwood CLO 21 Ltd. Series 2022-8A	5.116%	10/15/2038	3,020	3,022
[5,9]	Elmwood CLO 21 Ltd. Series 2022-8A	5.446%	10/15/2038	2,320	2,326
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/2028	1,150	1,166
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	820	839
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/2028	2,280	2,303
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/2031	2,330	2,367
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/2029	1,290	1,312
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/2031	1,810	1,856
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	2,800	2,829
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	2,980	3,027
[5,9]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/2032	6,630	6,744
[5,9]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/2032	4,990	5,007
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	950	962
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	850	859
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	1,410	1,414
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	3,890	3,916
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	320	322
[5]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/2032	470	470
[5,6]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/2031	36,090	32,897
[5,6]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/2030	54,045	55,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Fannie Mae-Aces Series 2025-M5	1.783%	11/25/2031	48,230	42,544
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	1,150	1,170
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	19,235	19,502
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	1,370	1,373
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	1,010	1,015
[5,9]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	9,154	7,650
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/2027	2,040	2,052
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	1,820	1,840
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	790	800
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/2034	410	410
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	2,590	2,598
[5,9]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/2036	2,480	2,563
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	1,530	1,551
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	2,560	2,617
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/2029	2,010	2,066
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	2,230	2,300
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	2,250	2,308
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/2029	1,500	1,530
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	2,960	3,023
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	3,810	3,834
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	770	784
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	2,430	2,497
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/2037	3,560	3,640
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,780	1,796
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	3,380	3,427
[5]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/2031	2,470	2,481
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/2029	2,830	2,876
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	1,950	2,017
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	2,340	2,354
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/2031	6,290	6,359
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	950	956
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,340	1,358
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.724%	11/25/2043	809	816
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.224%	2/25/2044	3,886	3,895
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.124%	5/25/2044	3,628	3,641
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.924%	10/25/2044	313	313
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.124%	3/25/2044	2,109	2,116
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.124%	8/25/2044	4,425	4,449
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.824%	1/25/2045	572	572
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/2045	2,035	2,040
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	4,047	4,048
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA4, SOFR30A + 0.900%	4.774%	10/25/2045	3,478	3,482
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	1,269	1,268
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	22,553	19,765
[5,9]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	6,232	5,869
[5,9]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	4,073	3,946
[5,9]	GCAT Trust Series 2024-INV2	6.000%	6/25/2054	13,179	13,344
[5,9]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	7,164	7,220
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	11,495	11,700
[5,9]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	49,738	50,748
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	3,240	3,253
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	1,630	1,640
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/2028	2,600	2,612
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/2029	1,980	2,001
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	1,980	2,002
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	1,170	1,184
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	960	966
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	1,060	1,077
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	380	387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	550	560
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	1,400	1,430
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	480	485
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	300	306
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/2031	340	342
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	1,220	1,231
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	4,720	4,772
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/2031	190	192
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	250	252
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	70	69
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	120	118
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	4,220	4,429
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	1,660	1,744
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	2,950	3,034
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	870	892
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	5,050	5,149
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	540	546
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	3,500	3,538
[5,9]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/2037	1,220	1,247
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/2029	1,240	1,256
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	4,270	4,399
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	520	534
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	910	916
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	1,220	1,236
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	750	755
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	1,300	1,316
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	1,000	1,012
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/2029	1,440	1,457
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/2032	3,300	3,318
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.451%	9/10/2047	150	130
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	150	148
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	10,516	9,675
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,650	1,687
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	1,360	1,385
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	2,020	2,068
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	1,280	1,316
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	2,320	2,320
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	1,000	997
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	2,720	2,731
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	1,380	1,377
[5,9]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/2045	3,180	3,295
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	1,090	1,096
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	1,360	1,377
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	600	607
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	1,970	1,997
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	980	1,001
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	1,170	1,181
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	2,000	2,017
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	740	740
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	1,070	1,069
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	853	867
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	1,529	1,545
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	3,691	3,722
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	5,554	5,590
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	1,040	1,051
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/2029	1,300	1,318
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	1,030	1,043
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	1,480	1,502
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,700	1,742
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	5,830	6,027
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/2031	1,320	1,347
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	1,080	1,103
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	1,190	1,214
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	2,280	2,334
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	470	477
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	1,300	1,318
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	880	890
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	2,500	2,535
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	920	937
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	1,230	1,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,990	1,993
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	1,840	1,845
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	10,898	11,093
[5,9]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	5,161	5,265
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	1,500	1,520
[5]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	2,070	2,094
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	15,172	13,249
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	4,739	3,969
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	12,862	11,279
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	60	59
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	50	50
[5,9]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	1,430	1,454
[5,9]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/2030	2,040	2,085
[5,9]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/2030	910	925
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/2029	1,030	1,046
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	560	572
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	330	339
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	280	289
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	980	989
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	1,060	1,071
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	860	871
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	590	596
[5,9]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/2030	1,770	1,799
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/2030	1,775	1,807
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	1,100	1,119
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	2,310	2,355
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/2032	1,420	1,429
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	710	716
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	730	733
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/2031	750	751
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	1,280	1,284
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	2,360	2,359
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	6,220	6,234
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	5,057	5,099
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	1,410	1,443
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/2030	2,790	2,828
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/2032	1,620	1,654
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	2,350	2,378
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	890	903
[5,9]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/2031	1,510	1,535
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.952%	7/15/2046	200	186
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	4,710	4,972
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	3,570	3,766
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	2,180	2,183
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,720	1,703
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	1,610	1,535
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/2053	58,839	54,887
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	5,466	5,610
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/2054	5,130	5,125
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	808	775
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	8,690	9,376
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	2,455	2,481
[5,9]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/2059	12	12
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	3,141	3,148
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.684%	3/15/2072	250	252
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	2,610	2,599
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	2,860	2,856
[5,9]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/2030	7,220	7,297
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,810	1,834
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	850	862
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	1,870	1,894
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	740	749
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/2031	590	601
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	1,450	1,453
[5,9]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	2,930	2,730
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	1,817	1,586
[5,7,9]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	3,050	3,047
[5,7,9]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	1,870	1,867
[5,9]	Octagon 57 Ltd. Series 2021-1A	4.962%	10/15/2034	2,360	2,358
[5,9]	Octagon 57 Ltd. Series 2021-1A	5.342%	10/15/2034	3,140	3,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	12,440	12,577
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	1,370	1,388
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/2031	270	270
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	310	309
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	310	308
[5,9]	PFS Financing Corp. Series 2024-B	4.950%	2/15/2029	5,930	5,992
[5,9]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	4,810	4,894
[5,9]	PFS Financing Corp. Series 2025-B	4.850%	2/15/2030	7,410	7,543
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	4,270	4,316
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	6,070	6,129
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,960	1,968
[5,9]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	2,686	2,708
[5,9]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	7,488	7,621
[5,9]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	39,739	40,392
[5,9]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	20,208	20,148
[5,8,9]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.224%	10/25/2056	13,316	13,314
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	45,400	45,703
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	15,292	15,574
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	7,328	7,452
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	2,775	2,799
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	22,653	22,868
[5,9]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	26,250	26,430
[5,9]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	8,434	8,589
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	18,477	18,664
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	24,266	24,495
[5,8,9]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	5.165%	9/1/2056	22,230	22,272
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.224%	10/1/2056	52,719	52,710
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.224%	11/25/2056	72,446	72,433
[5,9]	PMT Loan Trust Series 2025-INV12	5.293%	12/25/2056	40,100	40,093
[5,8,9]	PMT Loan Trust Series 2025-J4, SOFR30A + 1.400%	5.274%	12/1/2056	32,693	32,727
[5,9]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/2031	1,750	1,776
[5,9]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/2032	1,540	1,553
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	133	131
[5,9]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/2039	100	99
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	112	112
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	100
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	1,559	1,513
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	1,375	1,327
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	1,994	1,902
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	3,679	3,519
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/2029	4,465	4,255
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	4,940	4,740
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	780	747
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,253	2,147
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	3,890	3,707
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	1,570	1,472
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	7,130	6,918
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	2,090	2,001
[5,9]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	14,942	15,316
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	270	272
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	490	491
[5,9,10]	Red Oak Funding Master Trust Series 2025-1A	5.984%	12/20/2030	1,420	1,420
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	4,280	4,241
[5,9]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/2040	1,940	1,945
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/2033	192	194
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	506	515
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/2032	140	143
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/2032	554	562
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/2032	339	343
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/2032	410	416
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/2033	275	277
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.141%	1/18/2033	435	438
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	560	564
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	1,120	1,122
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	741	746
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	1,490	1,511
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	1,180	1,220
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	1,250	1,265
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	1,490	1,522
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	1,620	1,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	4,420	4,505
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	4,670	4,808
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/2029	3,990	4,020
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	9,660	9,735
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	9,380	9,443
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	1,720	1,747
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	7,710	7,813
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	9,520	9,549
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	1,660	1,666
[5,9]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/2029	1,170	1,182
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/2029	2,050	2,074
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	960	978
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	930	951
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	650	653
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	530	542
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	690	702
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	470	477
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	417	421
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	168	170
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/2032	2,151	2,170
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	290	292
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	267	269
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	4,943	5,031
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	1,368	1,386
[5,8,9]	Sequoia Mortgage Trust Series 2025-11, SOFR30A + 1.300%	5.174%	11/25/2055	18,313	18,309
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	73,423	68,695
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/2031	1,070	1,087
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	1,910	1,950
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	890	910
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	750	769
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	880	904
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	990	1,019
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/2031	2,570	2,602
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	1,330	1,347
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	2,110	2,140
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/2030	1,420	1,446
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	350	358
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	2,050	2,091
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	600	611
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	2,390	2,430
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/2031	2,210	2,217
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	3,030	3,033
[5,9]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/2035	7	7
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	46	46
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	67	67
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/2035	2,180	2,187
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	1,110	1,114
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	1,210	1,223
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,640	1,659
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	1,320	1,326
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	8,078	8,189
[5,9]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	4,475	4,569
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	4,430	4,424
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	3,710	3,773
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	10,030	9,974
[5,9]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/2027	434	435
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	720	733
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	720	733
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	1,090	1,101
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,790	1,801
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	4,196	4,217
[5,9]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/2029	5,260	5,334
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	3,330	3,451
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	3,240	3,292
[5,9]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/2029	2,290	2,320
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	3,790	3,836
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	2,848	2,830
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	1,160	1,151
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	2,745	2,769
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	1,998	1,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	3,938	3,945
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	690	684
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	3,647	3,661
[5,9]	US Bank NA Series 2023-1	6.789%	8/25/2032	142	144
[5,9]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	4,379	4,391
[5,9]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/2029	850	861
[5,9]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	900	914
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	9,890	9,795
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	9,430	9,320
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,100	1,120
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	1,170	1,190
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	4,680	4,787
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	5,790	5,947
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	3,820	3,938
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	470	475
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	860	871
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	160	162
[5,9]	Verizon Master Trust Series 2025-2	4.940%	1/20/2033	6,950	7,157
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	700	705
[5,9]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	8,410	8,609
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	2,690	2,747
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,150	1,176
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	400	404
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	1,180	1,198
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	300	305
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	1,050	1,048
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,190	1,213
[5,9]	Voya CLO Ltd. Series 2022-3A	5.014%	10/20/2036	3,400	3,400
[5,9]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.084%	10/20/2038	1,250	1,252
[5,9]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.404%	10/20/2038	1,460	1,463
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	50	46
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	2,130	2,127
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	30	30
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	5,940	5,974
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	730	732
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,260	4,406
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	9,690	9,960
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	3,936	3,869
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	915	891
[5,9]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/2031	1,220	1,227
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	1,410	1,411
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	3,570	3,622
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/2029	1,510	1,532
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	780	792
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,510	2,567
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	1,010	1,029
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	1,410	1,433
[5]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	1,440	1,448
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,311,066)					2,336,453
Corporate Bonds (26.6%)
Communications (2.0%)
	Alphabet Inc.	5.700%	11/15/2075	12,890	12,682
[9]	AMC Networks Inc.	10.250%	1/15/2029	220	231
	AMC Networks Inc.	4.250%	2/15/2029	16	14
[9]	AMC Networks Inc.	10.500%	7/15/2032	235	260
	AT&T Inc.	4.700%	8/15/2030	490	498
	AT&T Inc.	4.900%	8/15/2037	500	486
	AT&T Inc.	4.300%	12/15/2042	6,240	5,260
	AT&T Inc.	3.550%	9/15/2055	4,238	2,820
	AT&T Inc.	6.050%	8/15/2056	12,315	12,367
	AT&T Inc.	3.800%	12/1/2057	6,800	4,673
	AT&T Inc.	3.650%	9/15/2059	2,867	1,891
[9]	Cable One Inc.	4.000%	11/15/2030	161	124
[9]	CCO Holdings LLC	4.750%	3/1/2030	1,330	1,272
[9]	CCO Holdings LLC	4.500%	8/15/2030	140	132
[9]	CCO Holdings LLC	4.250%	2/1/2031	45	41
[9]	CCO Holdings LLC	4.750%	2/1/2032	30	27
	CCO Holdings LLC	4.500%	5/1/2032	160	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	3.750%	2/15/2028	13,330	13,142
	Charter Communications Operating LLC	4.200%	3/15/2028	11,550	11,492
	Charter Communications Operating LLC	2.250%	1/15/2029	200	187
	Charter Communications Operating LLC	6.100%	6/1/2029	24,191	25,239
	Charter Communications Operating LLC	2.300%	2/1/2032	7,360	6,333
	Charter Communications Operating LLC	6.650%	2/1/2034	12,634	13,319
	Charter Communications Operating LLC	6.384%	10/23/2035	9,364	9,656
	Charter Communications Operating LLC	3.500%	3/1/2042	3,580	2,475
	Charter Communications Operating LLC	6.484%	10/23/2045	14,729	13,840
	Charter Communications Operating LLC	5.750%	4/1/2048	8,600	7,379
	Charter Communications Operating LLC	6.700%	12/1/2055	14,633	14,030
	Charter Communications Operating LLC	3.950%	6/30/2062	4,300	2,580
[9]	Cipher Compute LLC	7.125%	11/15/2030	135	138
	Comcast Corp.	6.550%	7/1/2039	4,080	4,514
	Comcast Corp.	3.450%	2/1/2050	1,500	1,003
	Comcast Corp.	2.937%	11/1/2056	13,740	7,714
	Comcast Corp.	2.650%	8/15/2062	300	151
	Comcast Corp.	2.987%	11/1/2063	5,000	2,702
[9]	CSC Holdings LLC	11.750%	1/31/2029	90	67
[9]	CSC Holdings LLC	3.375%	2/15/2031	100	61
[9]	Directv Financing LLC	5.875%	8/15/2027	66	66
[9]	Directv Financing LLC	8.875%	2/1/2030	235	238
[9]	Directv Financing LLC	10.000%	2/15/2031	225	230
[9]	DISH Network Corp.	11.750%	11/15/2027	102	106
[9]	Flash Compute LLC	7.250%	12/31/2030	125	124
[9]	Frontier Communications Holdings LLC	5.000%	5/1/2028	125	125
[9]	Frontier Communications Holdings LLC	8.625%	3/15/2031	30	32
[9]	Gray Media Inc.	9.625%	7/15/2032	70	73
[9]	Gray Media Inc.	7.250%	8/15/2033	45	46
	Grupo Televisa SAB	4.625%	1/30/2026	4,500	4,479
[9]	Level 3 Financing Inc.	3.875%	11/15/2029	35	31
	Meta Platforms Inc.	4.200%	11/15/2030	17,940	17,970
	Meta Platforms Inc.	4.600%	11/15/2032	22,581	22,762
	Meta Platforms Inc.	4.875%	11/15/2035	14,359	14,344
	Meta Platforms Inc.	5.500%	11/15/2045	14,325	13,905
	Meta Platforms Inc.	5.400%	8/15/2054	15,770	14,651
	Meta Platforms Inc.	5.750%	11/15/2065	4,775	4,554
[9]	Midcontinent Communications	8.000%	8/15/2032	235	241
[9]	NTT Finance Corp.	4.567%	7/16/2027	4,789	4,828
[9]	Omnicom Group Inc.	3.375%	3/1/2041	2,040	1,540
[9]	Outfront Media Capital LLC	7.375%	2/15/2031	90	95
	Paramount Global	2.900%	1/15/2027	1,525	1,500
	Paramount Global	4.950%	1/15/2031	974	935
	Paramount Global	6.875%	4/30/2036	1,330	1,312
	Paramount Global	4.375%	3/15/2043	3,000	2,086
	Paramount Global	5.850%	9/1/2043	1,089	894
	Rogers Communications Inc.	7.000%	4/15/2055	90	94
	Rogers Communications Inc.	7.125%	4/15/2055	245	259
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	65	60
[9]	Sirius XM Radio LLC	5.000%	8/1/2027	70	70
	Sprint Capital Corp.	6.875%	11/15/2028	16,790	18,021
[9]	Sunrise FinCo I BV	4.875%	7/15/2031	225	215
[5,11]	Telefonica Emisiones SA	1.864%	7/13/2040	500	422
[12]	Time Warner Cable LLC	5.750%	6/2/2031	3,900	5,288
	Time Warner Cable LLC	7.300%	7/1/2038	4,890	5,241
[12]	Time Warner Cable LLC	5.250%	7/15/2042	700	790
	T-Mobile USA Inc.	5.700%	1/15/2056	9,552	9,304
	Uber Technologies Inc.	4.800%	9/15/2034	4,730	4,719
	Uber Technologies Inc.	4.800%	9/15/2035	10,660	10,578
	Uber Technologies Inc.	5.350%	9/15/2054	17,880	16,971
[9]	Univision Communications Inc.	8.000%	8/15/2028	5	5
[9]	Univision Communications Inc.	4.500%	5/1/2029	15	14
[9]	Univision Communications Inc.	7.375%	6/30/2030	255	259
[9]	Univision Communications Inc.	8.500%	7/31/2031	175	183
[9]	Univision Communications Inc.	9.375%	8/1/2032	180	194
	Verizon Communications Inc.	4.750%	1/15/2033	10,162	10,152
	Verizon Communications Inc.	5.875%	11/30/2055	12,545	12,384
	Verizon Communications Inc.	2.987%	10/30/2056	9,310	5,531
	Verizon Communications Inc.	3.000%	11/20/2060	1,800	1,048
	Verizon Communications Inc.	3.700%	3/22/2061	2,065	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Versant Media Group Inc.	7.250%	1/30/2031	60	62
	Vodafone Group plc	6.150%	2/27/2037	1,011	1,098
	Vodafone Group plc	5.750%	6/28/2054	113	109
[9]	VZ Secured Financing BV	5.000%	1/15/2032	165	149
[5]	Warnermedia Holdings Inc.	4.279%	3/15/2032	125	110
[5]	Warnermedia Holdings Inc.	5.050%	3/15/2042	70	49
[5]	Warnermedia Holdings Inc.	5.141%	3/15/2052	244	161
[9]	WULF Compute LLC	7.750%	10/15/2030	230	237
					391,281
Consumer Discretionary (1.7%)
[9]	1011778 BC ULC	6.125%	6/15/2029	515	529
[9]	1011778 BC ULC	5.625%	9/15/2029	115	117
[9]	Acushnet Co.	5.625%	12/1/2033	95	96
[9]	ADT Security Corp.	5.875%	10/15/2033	220	223
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	110	111
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	265	267
[9]	Allied Universal Holdco LLC	6.875%	6/15/2030	90	94
	Amazon.com Inc.	4.100%	11/20/2030	36,405	36,438
	Amazon.com Inc.	4.650%	11/20/2035	24,375	24,259
	Amazon.com Inc.	5.550%	11/20/2065	11,920	11,546
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	95	92
[9]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	45	46
	American Honda Finance Corp.	4.550%	7/9/2027	17,005	17,169
[9]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	55	58
	Asbury Automotive Group Inc.	4.500%	3/1/2028	961	958
[9]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	45	47
[9]	Belron UK Finance plc	5.750%	10/15/2029	90	92
	BorgWarner Inc.	4.950%	8/15/2029	2,550	2,610
[9]	Brightstar Lottery plc	5.750%	1/15/2033	85	84
[9]	Builders FirstSource Inc.	6.375%	3/1/2034	215	223
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	115	120
[9]	Caesars Entertainment Inc.	6.500%	2/15/2032	65	67
[9]	Carnival Corp.	4.000%	8/1/2028	225	221
[9]	Carnival Corp.	5.125%	5/1/2029	350	354
[9]	Carnival Corp.	5.750%	3/15/2030	230	237
[9]	Carnival Corp.	5.875%	6/15/2031	271	280
[9]	Carnival Corp.	5.750%	8/1/2032	64	66
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	30	32
[9]	Churchill Downs Inc.	5.500%	4/1/2027	410	410
[9]	Churchill Downs Inc.	4.750%	1/15/2028	213	212
[9]	Churchill Downs Inc.	5.750%	4/1/2030	65	66
[9]	Clarios Global LP	6.750%	2/15/2030	130	136
[9]	Clarios Global LP	6.750%	9/15/2032	95	99
	Dana Inc.	4.250%	9/1/2030	215	208
	Dana Inc.	4.500%	2/15/2032	95	91
	Ferguson Enterprises Inc.	4.350%	3/15/2031	8,190	8,160
[9]	Flutter Treasury DAC	5.875%	6/4/2031	240	243
	Ford Motor Co.	9.625%	4/22/2030	20	23
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,085	1,089
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	100	99
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	2,000	1,970
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	7,315	7,636
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	555	579
[5,12]	Ford Motor Credit Co. LLC	5.625%	10/9/2028	2,260	3,075
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	3,180	3,334
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	845	794
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	700	701
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	205	219
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	6,580	6,877
[9]	Garda World Security Corp.	6.500%	1/15/2031	185	189
[9]	Garda World Security Corp.	8.250%	8/1/2032	210	213
[9]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	200	213
	General Motors Co.	5.200%	4/1/2045	6,010	5,394
	General Motors Financial Co. Inc.	5.350%	7/15/2027	4,520	4,600
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,000	953
	General Motors Financial Co. Inc.	5.550%	7/15/2029	11,830	12,263
	General Motors Financial Co. Inc.	5.850%	4/6/2030	1,925	2,023
	General Motors Financial Co. Inc.	3.600%	6/21/2030	1,855	1,787
	General Motors Financial Co. Inc.	6.400%	1/9/2033	4,740	5,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Gildan Activewear Inc.	4.700%	10/7/2030	860	856
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	305	298
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	130	133
[9]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	155	159
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	325	333
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	205	207
	Home Depot Inc.	4.950%	9/15/2052	1,165	1,066
	Hyatt Hotels Corp.	5.250%	6/30/2029	545	561
[9]	JH North America Holdings Inc.	5.875%	1/31/2031	30	31
[9]	JH North America Holdings Inc.	6.125%	7/31/2032	55	56
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	160	162
[9]	Lithia Motors Inc.	4.625%	12/15/2027	180	180
[9]	Lithia Motors Inc.	3.875%	6/1/2029	15	15
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	900	907
[9]	Live Nation Entertainment Inc.	3.750%	1/15/2028	10	10
	Lowe's Cos. Inc.	3.950%	10/15/2027	4,690	4,694
	Lowe's Cos. Inc.	1.700%	9/15/2028	1,840	1,734
	Lowe's Cos. Inc.	4.000%	10/15/2028	2,815	2,820
	Lowe's Cos. Inc.	4.250%	3/15/2031	8,055	8,022
	Lowe's Cos. Inc.	3.750%	4/1/2032	1,585	1,519
	Lowe's Cos. Inc.	4.500%	10/15/2032	47,610	47,360
	Lowe's Cos. Inc.	4.850%	10/15/2035	39,350	39,012
	Lowe's Cos. Inc.	4.450%	4/1/2062	3,165	2,478
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	70	70
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	125	132
	MGM Resorts International	6.500%	4/15/2032	75	77
[9]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	70	72
[9]	MIWD Holdco II LLC	5.500%	2/1/2030	85	82
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	178	190
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	125	125
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	210	215
[9]	NCL Corp. Ltd.	6.250%	9/15/2033	65	65
	Newell Brands Inc.	6.375%	9/15/2027	118	119
[9]	Newell Brands Inc.	8.500%	6/1/2028	140	147
	Newell Brands Inc.	6.625%	9/15/2029	172	171
	Newell Brands Inc.	6.375%	5/15/2030	30	29
	Newell Brands Inc.	6.625%	5/15/2032	35	34
	Newell Brands Inc.	7.375%	4/1/2036	50	47
	Newell Brands Inc.	7.500%	4/1/2046	75	63
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	120	120
[9]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	120	119
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	360	360
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	105	111
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	250	266
[9]	Ontario Gaming GTA LP	8.000%	8/1/2030	110	105
[9]	Penn Entertainment Inc.	5.625%	1/15/2027	85	85
[9]	Phinia Inc.	6.625%	10/15/2032	70	73
[9]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	50	51
[9]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	60	61
	Service Corp. International	4.000%	5/15/2031	20	19
[9]	Six Flags Entertainment Corp.	6.625%	5/1/2032	100	101
[9]	Standard Building Solutions Inc.	6.500%	8/15/2032	70	72
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	60	61
	Starbucks Corp.	3.500%	11/15/2050	600	421
[9]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	22,265	22,549
[5,11]	Stellantis NV	3.875%	6/6/2031	1,800	2,113
[9]	Studio City Co. Ltd.	7.000%	2/15/2027	240	240
[9]	Studio City Finance Ltd.	5.000%	1/15/2029	260	250
[5]	Toyota Motor Credit Corp.	4.600%	10/10/2031	3,460	3,508
[9]	Vail Resorts Inc.	5.625%	7/15/2030	205	208
[9]	Vail Resorts Inc.	6.500%	5/15/2032	215	223
[11]	Volkswagen Financial Services AG	3.875%	11/19/2031	1,500	1,776
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	9,170	9,206
[11]	Volkswagen International Finance NV	3.748%	Perpetual	2,500	2,931
[9]	Wayfair LLC	7.250%	10/31/2029	65	68
	Whirlpool Corp.	6.125%	6/15/2030	115	115
	Whirlpool Corp.	6.500%	6/15/2033	360	349
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	125	123
[9]	Wynn Macau Ltd.	5.625%	8/26/2028	30	30
[9]	Wynn Macau Ltd.	5.125%	12/15/2029	80	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	260	264
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	295	299
					325,814
Consumer Staples (1.5%)
[9]	Albertsons Cos. Inc.	5.500%	3/31/2031	60	61
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	365	375
	Altria Group Inc.	2.450%	2/4/2032	2,945	2,605
	Altria Group Inc.	5.800%	2/14/2039	2,000	2,059
	Altria Group Inc.	3.400%	2/4/2041	3,000	2,317
	Altria Group Inc.	5.375%	1/31/2044	325	313
	Altria Group Inc.	5.950%	2/14/2049	135	135
	Altria Group Inc.	4.450%	5/6/2050	300	240
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	3,090	3,058
[5,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/2036	1,900	2,053
[5,11]	Anheuser-Busch InBev SA/NV	4.125%	5/19/2045	1,400	1,581
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,230	6,441
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,117	1,069
	BAT Capital Corp.	3.557%	8/15/2027	3,471	3,444
	BAT Capital Corp.	6.343%	8/2/2030	7,470	8,079
	BAT Capital Corp.	4.742%	3/16/2032	9,360	9,440
	BAT Capital Corp.	4.625%	3/22/2033	14,255	14,154
	BAT Capital Corp.	4.390%	8/15/2037	12,490	11,483
	BAT Capital Corp.	7.079%	8/2/2043	4,745	5,326
	BAT Capital Corp.	4.540%	8/15/2047	1,952	1,619
	BAT Capital Corp.	5.650%	3/16/2052	1,890	1,784
	BAT Capital Corp.	7.081%	8/2/2053	8,730	9,895
[5,11]	BAT International Finance plc	2.000%	3/13/2045	1,200	969
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	529	523
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	230	220
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	345	350
[9]	Imperial Brands Finance plc	4.500%	6/30/2028	9,620	9,698
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	4,830	4,929
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	4,281	4,720
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	7,540	8,397
[9]	JBS USA LUX Sarl	6.375%	2/25/2055	19,865	20,202
[11]	JT International Financial Services BV	3.870%	9/4/2055	3,100	3,619
[9]	KeHE Distributors LLC	9.000%	2/15/2029	235	247
	Kraft Heinz Foods Co.	3.750%	4/1/2030	6,720	6,577
	Kraft Heinz Foods Co.	4.375%	6/1/2046	11,540	9,528
	Kraft Heinz Foods Co.	5.500%	6/1/2050	7,405	6,919
	Kroger Co.	5.500%	9/15/2054	8,300	7,907
[9]	Mars Inc.	5.000%	3/1/2032	3,705	3,816
[9]	Mars Inc.	5.200%	3/1/2035	13,733	14,099
[9]	Mars Inc.	5.700%	5/1/2055	27,120	27,046
[9]	Mars Inc.	5.800%	5/1/2065	11,155	11,187
[9]	Opal Bidco SAS	6.500%	3/31/2032	295	302
[9]	Performance Food Group Inc.	4.250%	8/1/2029	80	78
[9]	Performance Food Group Inc.	6.125%	9/15/2032	160	165
[11]	Philip Morris International Inc.	3.250%	6/6/2032	2,100	2,435
	Philip Morris International Inc.	4.250%	10/29/2032	16,265	15,998
	Philip Morris International Inc.	5.375%	2/15/2033	2,030	2,124
	Philip Morris International Inc.	4.875%	4/30/2035	10,345	10,377
	Philip Morris International Inc.	4.625%	10/29/2035	4,865	4,758
[11]	Philip Morris International Inc.	2.000%	5/9/2036	2,500	2,423
	Philip Morris International Inc.	6.375%	5/16/2038	7,000	7,807
[11]	Philip Morris International Inc.	1.450%	8/1/2039	2,200	1,818
	Philip Morris International Inc.	4.250%	11/10/2044	5,280	4,482
[9]	Post Holdings Inc.	6.250%	2/15/2032	95	98
[9]	Post Holdings Inc.	6.375%	3/1/2033	115	116
[9]	Post Holdings Inc.	6.500%	3/15/2036	250	250
[11]	Scandinavian Tobacco Group A/S	4.875%	9/12/2029	346	421
	Tyson Foods Inc.	3.550%	6/2/2027	10,800	10,727
[9]	US Foods Inc.	6.875%	9/15/2028	25	26
[9]	US Foods Inc.	4.750%	2/15/2029	89	88
[9]	US Foods Inc.	5.750%	4/15/2033	105	107
					293,084
Energy (1.8%)
[9]	Antero Midstream Partners LP	6.625%	2/1/2032	125	130
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	170	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	315	326
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	140	145
[9]	Blue Racer Midstream LLC	6.625%	7/15/2026	545	546
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	135	141
[9]	Blue Racer Midstream LLC	7.250%	7/15/2032	70	74
	Boardwalk Pipelines LP	4.800%	5/3/2029	1,808	1,830
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,333	2,536
	BP Capital Markets America Inc.	2.939%	6/4/2051	10,744	6,843
[5,11]	BP Capital Markets BV	0.933%	12/4/2040	3,500	2,596
[9]	California Resources Corp.	7.000%	1/15/2034	130	128
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	650	573
	Cenovus Energy Inc.	5.400%	6/15/2047	595	545
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	705	689
	Cheniere Energy Partners LP	3.250%	1/31/2032	2,800	2,584
	Cheniere Energy Partners LP	5.950%	6/30/2033	869	922
[9]	Chord Energy Corp.	6.000%	10/1/2030	140	141
[9]	Chord Energy Corp.	6.750%	3/15/2033	70	72
[9]	Civitas Resources Inc.	8.375%	7/1/2028	95	98
[9]	Civitas Resources Inc.	8.625%	11/1/2030	40	42
[9]	Civitas Resources Inc.	8.750%	7/1/2031	125	130
[9]	Civitas Resources Inc.	9.625%	6/15/2033	335	361
[9]	CNX Resources Corp.	7.250%	3/1/2032	185	193
	ConocoPhillips Co.	4.300%	11/15/2044	265	224
	ConocoPhillips Co.	3.800%	3/15/2052	1,000	734
	ConocoPhillips Co.	5.300%	5/15/2053	1,985	1,848
	ConocoPhillips Co.	5.700%	9/15/2063	1,190	1,148
	Coterra Energy Inc.	5.400%	2/15/2035	12,460	12,647
[9]	Crescent Energy Finance LLC	7.750%	7/31/2029	70	70
[9]	Crescent Energy Finance LLC	7.875%	4/15/2032	30	30
	Devon Energy Corp.	5.600%	7/15/2041	200	194
[9]	Diamond Foreign Asset Co.	8.500%	10/1/2030	250	265
	Diamondback Energy Inc.	5.750%	4/18/2054	3,340	3,154
	Diamondback Energy Inc.	5.900%	4/18/2064	5,640	5,334
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	6,490	6,710
	Enbridge Inc.	3.125%	11/15/2029	450	431
	Enbridge Inc.	6.700%	11/15/2053	5,995	6,583
	Energy Transfer LP	4.400%	3/15/2027	6,067	6,086
	Energy Transfer LP	5.250%	4/15/2029	2,630	2,702
	Energy Transfer LP	3.750%	5/15/2030	1,420	1,382
	Energy Transfer LP	5.750%	2/15/2033	2,470	2,592
	Energy Transfer LP	6.050%	6/1/2041	700	709
	Energy Transfer LP	6.500%	2/1/2042	1,400	1,475
	Energy Transfer LP	5.300%	4/1/2044	1,825	1,656
	Energy Transfer LP	5.150%	3/15/2045	1,520	1,346
	Energy Transfer LP	6.250%	4/15/2049	400	396
	Energy Transfer LP	5.950%	5/15/2054	11,400	10,802
	Enterprise Products Operating LLC	5.200%	1/15/2036	3,690	3,755
	Enterprise Products Operating LLC	5.950%	2/1/2041	380	401
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,400	2,191
	Enterprise Products Operating LLC	5.100%	2/15/2045	2,000	1,874
	Enterprise Products Operating LLC	4.900%	5/15/2046	860	778
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	734
	EOG Resources Inc.	5.650%	12/1/2054	9,680	9,475
	EQT Corp.	4.500%	1/15/2029	5	5
	EQT Corp.	7.500%	6/1/2030	152	167
[9]	Excelerate Energy LP	8.000%	5/15/2030	180	190
[11]	Exxon Mobil Corp.	1.408%	6/26/2039	454	382
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	5,807	5,665
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	13,500	12,235
	Genesis Energy LP	8.250%	1/15/2029	90	94
	Genesis Energy LP	8.000%	5/15/2033	105	109
	Helmerich & Payne Inc.	4.650%	12/1/2027	665	670
	Helmerich & Payne Inc.	4.850%	12/1/2029	390	391
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,185	4,628
	Hess Corp.	7.875%	10/1/2029	3,382	3,824
	Hess Corp.	7.300%	8/15/2031	185	213
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	80	83
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	190	194
[5]	KazMunayGas National Co. JSC	4.750%	4/19/2027	8,300	8,335
[5]	KazMunayGas National Co. JSC	5.375%	4/24/2030	3,590	3,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	5.150%	6/1/2030	8,100	8,375
[9]	Kinetik Holdings LP	6.625%	12/15/2028	110	113
[9]	Kinetik Holdings LP	5.875%	6/15/2030	20	20
	Marathon Petroleum Corp.	5.150%	3/1/2030	15,710	16,181
	MPLX LP	4.800%	2/15/2029	2,080	2,112
	NuStar Logistics LP	6.375%	10/1/2030	230	242
	Occidental Petroleum Corp.	5.000%	8/1/2027	5,375	5,475
	Occidental Petroleum Corp.	6.375%	9/1/2028	1,860	1,949
	Occidental Petroleum Corp.	5.200%	8/1/2029	6,700	6,861
	Occidental Petroleum Corp.	7.500%	5/1/2031	1,165	1,309
	Occidental Petroleum Corp.	6.050%	10/1/2054	630	600
	ONEOK Inc.	5.650%	11/1/2028	3,725	3,870
	ONEOK Inc.	3.400%	9/1/2029	500	484
	ONEOK Inc.	5.800%	11/1/2030	301	317
	ONEOK Partners LP	6.125%	2/1/2041	1,355	1,392
[9]	Permian Resources Operating LLC	5.875%	7/1/2029	254	255
[9]	Permian Resources Operating LLC	7.000%	1/15/2032	216	225
[9]	Permian Resources Operating LLC	6.250%	2/1/2033	285	292
	Petrobras Global Finance BV	5.125%	9/10/2030	2,791	2,740
	Petrobras Global Finance BV	6.250%	1/10/2036	3,805	3,729
[5]	Petronas Capital Ltd.	3.500%	4/21/2030	8,440	8,203
[9]	Petronas Capital Ltd.	4.950%	1/3/2031	10,180	10,499
[9]	Petronas Capital Ltd.	5.340%	4/3/2035	8,627	8,952
	Phillips 66 Co.	5.650%	6/15/2054	6,210	5,838
	Plains All American Pipeline LP	4.700%	1/15/2031	4,220	4,245
	Plains All American Pipeline LP	5.600%	1/15/2036	5,750	5,822
	Plains All American Pipeline LP	4.900%	2/15/2045	410	358
	Range Resources Corp.	8.250%	1/15/2029	135	137
[9]	Rockies Express Pipeline LLC	6.750%	3/15/2033	50	53
[5]	SA Global Sukuk Ltd.	1.602%	6/17/2026	31,921	31,537
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	5,360	5,365
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	5	5
[5]	Shell Finance US Inc.	4.550%	8/12/2043	500	447
[5]	Shell Finance US Inc.	4.375%	5/11/2045	500	431
[5]	Shell Finance US Inc.	3.750%	9/12/2046	550	428
[9]	Shell Finance US Inc.	3.125%	11/7/2049	1,300	873
[9]	SM Energy Co.	7.000%	8/1/2032	250	246
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	161	172
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	50	52
	Suncor Energy Inc.	3.750%	3/4/2051	1,168	831
[9]	Sunoco LP	7.000%	9/15/2028	255	263
[9]	Sunoco LP	5.625%	3/15/2031	130	131
[9]	Sunoco LP	7.875%	Perpetual	195	200
[9]	Tallgrass Energy Partners LP	7.375%	2/15/2029	175	181
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	125	126
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	260	260
	Targa Resources Corp.	5.200%	7/1/2027	2,470	2,510
	Targa Resources Corp.	6.150%	3/1/2029	8,675	9,133
	Targa Resources Corp.	6.125%	3/15/2033	3,250	3,476
	Targa Resources Corp.	6.500%	3/30/2034	8,360	9,130
	Targa Resources Partners LP	6.875%	1/15/2029	655	663
	Targa Resources Partners LP	4.875%	2/1/2031	1,500	1,510
[5,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	2,700	2,903
	TotalEnergies Capital SA	5.275%	9/10/2054	7,350	6,907
[5,11]	TotalEnergies SE	1.625%	Perpetual	3,000	3,415
[5,11]	TotalEnergies SE	2.000%	Perpetual	4,740	5,494
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	700	702
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	900	960
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	75	75
[9]	Transocean International Ltd.	8.250%	5/15/2029	115	116
[9]	Transocean International Ltd.	8.750%	2/15/2030	128	133
[9]	Transocean International Ltd.	8.500%	5/15/2031	40	40
[9]	Transocean International Ltd.	7.875%	10/15/2032	90	94
[9]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	36	37
[9]	Valaris Ltd.	8.375%	4/30/2030	205	213
	Valero Energy Corp.	5.150%	2/15/2030	6,060	6,239
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	440	413
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	400	415
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	145	144
[9]	Venture Global LNG Inc.	9.875%	2/1/2032	235	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	65	66
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	90	92
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	385	393
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	170	174
	Western Midstream Operating LP	4.500%	3/1/2028	1,198	1,202
	Western Midstream Operating LP	4.750%	8/15/2028	2,614	2,645
	Williams Cos. Inc.	6.300%	4/15/2040	200	216
	Williams Cos. Inc.	5.100%	9/15/2045	535	491
[11]	Wintershall Dea Finance BV	1.823%	9/25/2031	1,500	1,558
					354,395
Financials (9.9%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	9,253	9,190
	AerCap Ireland Capital DAC	4.875%	4/1/2028	10,852	11,032
	AerCap Ireland Capital DAC	4.375%	11/15/2030	7,665	7,642
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,700	2,209
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	44	46
[9]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	50	52
[9]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	81	84
	Ally Financial Inc.	5.737%	5/15/2029	4,745	4,863
	American Express Co.	5.085%	1/30/2031	7,710	7,949
	American Express Co.	5.442%	1/30/2036	5,505	5,715
[9]	AmWINS Group Inc.	6.375%	2/15/2029	165	169
[9]	AmWINS Group Inc.	4.875%	6/30/2029	80	79
	Aon Global Ltd.	4.600%	6/14/2044	478	417
	Aon Global Ltd.	4.750%	5/15/2045	505	449
	Aon North America Inc.	5.150%	3/1/2029	14,080	14,491
	Apollo Debt Solutions BDC	6.900%	4/13/2029	1,279	1,343
	Apollo Global Management Inc.	5.150%	8/12/2035	4,263	4,269
	Apollo Global Management Inc.	5.800%	5/21/2054	9,832	9,659
	Apollo Global Management Inc.	6.000%	12/15/2054	6,953	6,891
	Ares Capital Corp.	5.875%	3/1/2029	4,370	4,484
	Ares Capital Corp.	5.950%	7/15/2029	5,059	5,195
	Ares Strategic Income Fund	5.700%	3/15/2028	5,956	6,032
	Ares Strategic Income Fund	6.350%	8/15/2029	1	1
[5,11]	Aroundtown SA	3.500%	5/13/2030	7,900	9,172
[5,11]	Aroundtown SA	3.250%	1/2/2031	2,200	2,505
[11]	Artea Bankas AB	4.853%	12/5/2028	2,849	3,429
[11]	Artea Bankas AB	3.739%	10/7/2029	4,800	5,632
	Arthur J Gallagher & Co.	4.600%	12/15/2027	8,476	8,569
[11]	ASR Nederland NV	7.000%	12/7/2043	1,100	1,523
	Assurant Inc.	4.900%	3/27/2028	481	487
[9]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	310	322
	Athene Holding Ltd.	3.450%	5/15/2052	3,444	2,176
	Athene Holding Ltd.	6.250%	4/1/2054	3,191	3,110
	Athene Holding Ltd.	6.625%	10/15/2054	3,934	3,926
[11]	Athora Holding Ltd.	6.625%	6/16/2028	6,608	8,277
[11]	Athora Holding Ltd.	5.875%	9/10/2034	2,400	2,991
[11]	Athora Netherlands NV	5.375%	8/31/2032	4,000	4,815
[12]	Aviva plc	6.875%	11/27/2053	975	1,414
	Banco Santander SA	6.527%	11/7/2027	4,800	4,900
	Banco Santander SA	5.588%	8/8/2028	3,000	3,110
	Banco Santander SA	6.607%	11/7/2028	2,000	2,133
	Banco Santander SA	6.921%	8/8/2033	2,000	2,217
[5]	Bank of America Corp.	3.705%	4/24/2028	244	243
[5]	Bank of America Corp.	3.970%	3/5/2029	3,495	3,489
	Bank of America Corp.	5.202%	4/25/2029	3,679	3,769
[5]	Bank of America Corp.	2.087%	6/14/2029	8,590	8,191
	Bank of America Corp.	5.162%	1/24/2031	1,161	1,199
[5]	Bank of America Corp.	2.972%	2/4/2033	9,430	8,618
	Bank of America Corp.	5.744%	2/12/2036	21,400	22,309
[5]	Bank of America Corp.	4.078%	4/23/2040	5,429	4,841
[5]	Bank of America Corp.	2.676%	6/19/2041	4,700	3,460
	Bank of America Corp.	3.311%	4/22/2042	1,700	1,340
[5,11]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	3,300	3,864
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,097	6,317
[5]	Bank of New York Mellon Corp.	6.474%	10/25/2034	6,270	7,010
	Bank of New York Mellon Corp.	5.316%	6/6/2036	20,371	21,109
[11]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	1,500	1,778
	Barclays plc	5.674%	3/12/2028	15,460	15,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	7.385%	11/2/2028	2,000	2,114
	Barclays plc	5.086%	2/25/2029	9,003	9,172
	Barclays plc	7.437%	11/2/2033	2,309	2,640
[5,11]	Barclays plc	4.973%	5/31/2036	3,307	4,066
	Barclays plc	3.330%	11/24/2042	4,060	3,130
[5,12]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	1,300	1,654
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	700	760
[9]	Block Inc.	5.625%	8/15/2030	105	107
	Block Inc.	6.500%	5/15/2032	285	296
[9]	Block Inc.	6.000%	8/15/2033	85	87
[9]	BNP Paribas SA	5.283%	11/19/2030	7,830	8,057
[12]	BPCE SA	2.500%	11/30/2032	6,100	7,878
[5,11]	BPCE SA	4.125%	3/8/2033	3,300	3,965
[9]	Bread Financial Holdings Inc.	6.750%	5/15/2031	180	186
	Brown & Brown Inc.	4.700%	6/23/2028	4,167	4,217
	Capital One Financial Corp.	5.700%	2/1/2030	5,550	5,769
	Capital One Financial Corp.	3.273%	3/1/2030	5,000	4,852
[5]	Capital One Financial Corp.	7.624%	10/30/2031	9,280	10,484
	Capital One Financial Corp.	6.051%	2/1/2035	3,515	3,736
	Capital One Financial Corp.	6.183%	1/30/2036	14,016	14,646
	Capital One Financial Corp.	5.197%	9/11/2036	8,969	8,924
	Carlyle Group Inc.	5.050%	9/19/2035	3,683	3,633
	Charles Schwab Corp.	6.136%	8/24/2034	11,861	12,924
[12]	Chesnara plc	4.750%	8/4/2032	700	875
[9]	Citadel Finance LLC	5.900%	2/10/2030	6,000	6,126
	Citigroup Inc.	4.450%	9/29/2027	1,907	1,919
	Citigroup Inc.	4.643%	5/7/2028	58,707	59,183
[5]	Citigroup Inc.	4.075%	4/23/2029	2,243	2,241
	Citigroup Inc.	4.542%	9/19/2030	28,220	28,432
[5]	Citigroup Inc.	2.666%	1/29/2031	340	318
	Citigroup Inc.	6.174%	5/25/2034	5,040	5,364
	Citigroup Inc.	5.827%	2/13/2035	6,040	6,281
	Citigroup Inc.	6.020%	1/24/2036	7,220	7,573
[5]	Citigroup Inc.	3.878%	1/24/2039	1,500	1,325
	Citigroup Inc.	4.650%	7/30/2045	2,316	2,081
	Citigroup Inc.	4.650%	7/23/2048	1,000	882
[5,12]	Close Brothers Finance plc	2.750%	10/19/2026	2,108	2,800
[5,12]	Close Brothers Finance plc	1.625%	12/3/2030	5,392	6,143
[12]	Close Brothers Group plc	7.750%	6/14/2028	5,159	7,335
[11]	Coface SA	6.000%	9/22/2032	400	522
	Cooperatieve Rabobank UA	4.494%	10/17/2029	279	284
	Corebridge Financial Inc.	3.850%	4/5/2029	4,020	3,959
	Corebridge Financial Inc.	3.900%	4/5/2032	2,410	2,288
	Corebridge Financial Inc.	4.350%	4/5/2042	2,260	1,929
	Corebridge Financial Inc.	4.400%	4/5/2052	3,630	2,941
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	175	176
[9]	Credit Agricole SA	4.631%	9/11/2028	3,940	3,972
	Credit Suisse USA LLC	7.125%	7/15/2032	7,380	8,427
[9]	Danske Bank A/S	5.427%	3/1/2028	3,220	3,271
	Deutsche Bank AG	7.079%	2/10/2034	2,000	2,198
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	6,200	7,229
[5,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	7,300	8,748
[11]	Edenred SE	3.625%	8/5/2032	1,000	1,167
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	3,800	4,473
	Equitable Holdings Inc.	5.000%	4/20/2048	197	177
[5,11]	Eurobank SA	4.000%	2/7/2036	1,900	2,220
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	1,500	1,044
	Fifth Third Bancorp	3.950%	3/14/2028	8,025	8,011
	Fifth Third Bancorp	6.339%	7/27/2029	17,515	18,441
	Fifth Third Bancorp	4.895%	9/6/2030	8,310	8,446
[9]	Focus Financial Partners LLC	6.750%	9/15/2031	105	109
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	20	21
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	150	150
[9]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	110	116
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	100	104
	GATX Corp.	4.550%	11/7/2028	464	468
	GATX Corp.	4.700%	4/1/2029	1,088	1,100
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	130	133
[9]	GGAM Finance Ltd.	8.000%	6/15/2028	95	101
[9]	Global Atlantic Fin Co.	7.950%	6/15/2033	13,425	15,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Global Atlantic Fin Co.	6.750%	3/15/2054	6,530	6,668
	Goldman Sachs Group Inc.	4.692%	10/23/2030	8,160	8,271
[5]	Goldman Sachs Group Inc.	4.369%	10/21/2031	2,355	2,350
	Goldman Sachs Group Inc.	6.750%	10/1/2037	5,000	5,583
[5]	Goldman Sachs Group Inc.	4.411%	4/23/2039	5,128	4,731
	Goldman Sachs Group Inc.	3.210%	4/22/2042	3,500	2,694
[5]	Goldman Sachs Group Inc.	4.800%	7/8/2044	2,280	2,108
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,580	1,431
	Goldman Sachs Group Inc.	5.561%	11/19/2045	30,260	30,251
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,890	6,998
[11]	Helvetia Europe SA	2.750%	9/30/2041	4,300	4,761
[9]	Howden UK Refinance plc	7.250%	2/15/2031	85	88
[9]	Howden UK Refinance plc	8.125%	2/15/2032	100	103
[9]	HPS Corporate Lending Fund	4.900%	9/11/2028	16,589	16,492
	HPS Corporate Lending Fund	5.950%	4/14/2032	6,100	6,192
	HSBC Holdings plc	5.130%	11/19/2028	8,159	8,311
[5]	HSBC Holdings plc	4.583%	6/19/2029	348	351
[5]	HSBC Holdings plc	3.973%	5/22/2030	9,998	9,875
	HSBC Holdings plc	4.619%	11/6/2031	26,239	26,304
	HSBC Holdings plc	2.804%	5/24/2032	8,225	7,515
	HSBC Holdings plc	6.332%	3/9/2044	2,000	2,189
	HSBC USA Inc.	4.650%	6/3/2028	13,204	13,409
[9]	HUB International Ltd.	7.250%	6/15/2030	45	47
[9]	HUB International Ltd.	7.375%	1/31/2032	45	47
	Huntington Bancshares Inc.	6.208%	8/21/2029	18,440	19,339
	Huntington Bancshares Inc.	5.709%	2/2/2035	7,111	7,433
	Huntington Bancshares Inc.	2.487%	8/15/2036	3,140	2,722
	Huntington National Bank	4.871%	4/12/2028	12,942	13,049
[5,11]	ING Groep NV	4.375%	8/15/2034	1,900	2,294
	Intercontinental Exchange Inc.	3.625%	9/1/2028	2,460	2,443
	Intercontinental Exchange Inc.	3.000%	6/15/2050	1,496	980
	Intercontinental Exchange Inc.	4.950%	6/15/2052	449	412
	Intercontinental Exchange Inc.	3.000%	9/15/2060	1,000	598
	Intercontinental Exchange Inc.	5.200%	6/15/2062	2,675	2,447
[5,11]	IWG US Finance LLC	6.500%	6/28/2030	519	663
[11]	IWG US Finance LLC	5.125%	5/14/2032	3,900	4,641
[11]	JAB Holdings BV	4.375%	4/25/2034	4,500	5,461
[11]	JAB Holdings BV	2.250%	12/19/2039	100	91
	JPMorgan Chase & Co.	4.505%	10/22/2028	15,720	15,879
	JPMorgan Chase & Co.	2.069%	6/1/2029	9,210	8,791
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,300	5,583
	JPMorgan Chase & Co.	4.603%	10/22/2030	9,880	10,016
	JPMorgan Chase & Co.	5.140%	1/24/2031	14,880	15,380
	JPMorgan Chase & Co.	5.576%	7/23/2036	27,973	28,982
	JPMorgan Chase & Co.	6.400%	5/15/2038	2,400	2,713
[5]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,304	1,170
	JPMorgan Chase & Co.	3.157%	4/22/2042	3,510	2,719
[5]	JPMorgan Chase & Co.	3.964%	11/15/2048	335	269
	KeyBank NA	5.000%	1/26/2033	3,075	3,104
	KeyCorp	6.401%	3/6/2035	2,420	2,628
	KKR & Co. Inc.	5.100%	8/7/2035	2,383	2,383
[5,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	7,100	8,734
	M&T Bank Corp.	7.413%	10/30/2029	9,738	10,562
	M&T Bank Corp.	5.179%	7/8/2031	8,251	8,464
	M&T Bank Corp.	6.082%	3/13/2032	7,386	7,856
	M&T Bank Corp.	5.053%	1/27/2034	2,751	2,767
	M&T Bank Corp.	5.400%	7/30/2035	9,601	9,700
[5]	M&T Bank Corp.	5.385%	1/16/2036	979	994
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	3,887	3,838
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,290	5,363
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	9,440	9,524
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,000	1,809
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	4,000	4,020
	MetLife Inc.	4.875%	11/13/2043	2,000	1,860
	MetLife Inc.	5.000%	7/15/2052	2,000	1,827
	Morgan Stanley	3.950%	4/23/2027	3,307	3,305
	Morgan Stanley	2.475%	1/21/2028	3,500	3,444
[5]	Morgan Stanley	5.652%	4/13/2028	8,546	8,715
[5]	Morgan Stanley	3.591%	7/22/2028	6,241	6,198
	Morgan Stanley	5.123%	2/1/2029	3,150	3,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.654%	10/18/2030	15,500	15,683
	Morgan Stanley	5.230%	1/15/2031	13,784	14,208
[5]	Morgan Stanley	4.356%	10/22/2031	46,233	46,082
[5]	Morgan Stanley	2.511%	10/20/2032	6,770	6,071
	Morgan Stanley	4.889%	7/20/2033	2,000	2,026
	Morgan Stanley	6.627%	11/1/2034	4,000	4,469
	Morgan Stanley	5.831%	4/19/2035	18,370	19,519
	Morgan Stanley	5.587%	1/18/2036	18,370	19,202
	Morgan Stanley	5.664%	4/17/2036	14,020	14,736
	Morgan Stanley	5.948%	1/19/2038	4,457	4,697
[5]	Morgan Stanley	3.971%	7/22/2038	1,000	900
	Morgan Stanley	3.217%	4/22/2042	1,000	781
	Morgan Stanley	6.375%	7/24/2042	1,000	1,112
[5]	Morgan Stanley Bank NA	4.952%	1/14/2028	10,650	10,748
[11]	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/2052	400	412
	Nasdaq Inc.	5.350%	6/28/2028	3,165	3,266
	Nasdaq Inc.	3.950%	3/7/2052	276	211
	Nasdaq Inc.	5.950%	8/15/2053	5,000	5,191
[9]	National Australia Bank Ltd.	2.990%	5/21/2031	3,510	3,220
	National Bank of Canada	4.950%	2/1/2028	24,960	25,205
[5]	NatWest Group plc	3.073%	5/22/2028	1,175	1,160
[5]	NatWest Group plc	4.892%	5/18/2029	3,400	3,457
	NatWest Group plc	5.115%	5/23/2031	2,450	2,514
[5,11]	NatWest Group plc	1.043%	9/14/2032	2,500	2,853
	Navient Corp.	4.875%	3/15/2028	20	20
	Navient Corp.	9.375%	7/25/2030	80	89
	Nomura Holdings Inc.	5.594%	7/2/2027	9,658	9,864
	Northern Trust Corp.	4.150%	11/19/2030	8,449	8,458
	Northern Trust Corp.	5.117%	11/19/2040	8,762	8,777
[5,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,200	1,581
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,900	2,535
[9]	Omnis Funding Trust	6.722%	5/15/2055	6,449	6,710
	OneMain Finance Corp.	3.500%	1/15/2027	305	302
	OneMain Finance Corp.	6.125%	5/15/2030	65	66
	OneMain Finance Corp.	6.500%	3/15/2033	175	176
	OneMain Finance Corp.	6.750%	9/15/2033	140	142
[9]	Panther Escrow Issuer LLC	7.125%	6/1/2031	130	135
[9]	Park Intermediate Holdings LLC	7.000%	2/1/2030	55	56
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	8	8
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	185	197
	PNC Financial Services Group Inc.	5.492%	5/14/2030	18,950	19,729
	PNC Financial Services Group Inc.	6.875%	10/20/2034	7,500	8,483
	PNC Financial Services Group Inc.	5.575%	1/29/2036	16,800	17,523
[9]	Protective Life Corp.	4.300%	9/30/2028	85	85
[5]	Prudential Financial Inc.	3.000%	3/10/2040	3,000	2,331
	Prudential Financial Inc.	3.935%	12/7/2049	2,530	1,958
[5]	Prudential Financial Inc.	4.350%	2/25/2050	500	415
[5]	Prudential Financial Inc.	3.700%	3/13/2051	1,000	744
	Prudential Financial Inc.	6.500%	3/15/2054	3,550	3,745
[5,11]	Public Property Invest A/S	4.625%	3/12/2030	9,175	11,069
[5,11]	Public Property Invest A/S	4.375%	10/1/2032	3,100	3,601
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	13,000	15,170
[11]	Raiffeisen Bank International AG	1.375%	6/17/2033	6,100	6,856
	Regions Financial Corp.	5.722%	6/6/2030	26,898	28,027
	Regions Financial Corp.	5.502%	9/6/2035	12,530	12,902
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	2,536	2,646
[9]	Rocket Cos. Inc.	6.500%	8/1/2029	110	114
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	150	155
[9]	Rocket Cos. Inc.	7.125%	2/1/2032	87	92
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	210	219
[9]	Rocket Mortgage LLC	2.875%	10/15/2026	150	148
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	135	128
[5,12]	Rothesay Life plc	7.734%	5/16/2033	300	449
[5]	Royal Bank of Canada	4.522%	10/18/2028	14,779	14,916
[5]	Royal Bank of Canada	4.969%	8/2/2030	10,841	11,101
[5]	Royal Bank of Canada	4.650%	10/18/2030	12,580	12,751
[9]	Ryan Specialty LLC	5.875%	8/1/2032	205	210
	Santander UK Group Holdings plc	4.320%	9/22/2029	19,358	19,370
[12]	Scottish Widows Ltd.	7.000%	6/16/2043	1,300	1,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Shift4 Payments LLC	6.750%	8/15/2032	105	108
	Sixth Street Lending Partners	6.125%	7/15/2030	10,940	11,229
[5,11]	Societe Generale SA	5.625%	6/2/2033	1,000	1,288
[11]	Sogecap SA	6.500%	5/16/2044	1,900	2,532
	State Street Corp.	4.834%	4/24/2030	18,615	19,166
	State Street Corp.	4.784%	10/23/2036	14,771	14,696
	Suci Second Investment Co.	4.375%	9/10/2027	37,530	37,586
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	6,500	6,695
[5,11]	Swiss RE Subordinated Finance plc	3.890%	3/26/2033	1,000	1,183
	Synovus Bank	5.625%	2/15/2028	2,000	2,041
	Synovus Bank	5.957%	1/15/2036	4,825	4,859
	Synovus Financial Corp.	6.168%	11/1/2030	13,078	13,579
	Toronto-Dominion Bank	4.783%	12/17/2029	15,730	16,097
[11]	Triodos Bank NV	4.875%	9/12/2029	6,000	7,285
[5]	Truist Financial Corp.	5.071%	5/20/2031	22,556	23,165
	UBS AG	4.864%	1/10/2028	4,051	4,084
	UBS AG	5.650%	9/11/2028	2	2
[9]	UBS Group AG	4.253%	3/23/2028	3,370	3,372
[9]	UBS Group AG	3.869%	1/12/2029	12,060	11,993
[9]	UBS Group AG	4.151%	12/23/2029	29,615	29,576
[9]	UBS Group AG	5.617%	9/13/2030	7,370	7,699
[9]	UBS Group AG	4.398%	9/23/2031	15,705	15,630
[9]	UBS Group AG	3.091%	5/14/2032	5,980	5,546
[9]	UBS Group AG	4.844%	11/6/2033	12,715	12,722
[9]	UBS Group AG	5.580%	5/9/2036	17,135	17,824
[9]	UBS Group AG	5.010%	3/23/2037	20,119	19,938
[5]	US Bancorp	3.900%	4/26/2028	300	300
	US Bancorp	5.775%	6/12/2029	21,830	22,692
	US Bancorp	5.083%	5/15/2031	11,984	12,349
[5]	US Bancorp	4.967%	7/22/2033	63	64
	US Bancorp	5.850%	10/21/2033	941	1,007
	US Bancorp	4.839%	2/1/2034	4,700	4,736
	US Bancorp	5.836%	6/12/2034	6,120	6,524
[9]	USI Inc.	7.500%	1/15/2032	30	31
[12]	Utmost Group plc	4.000%	12/15/2031	900	1,102
[9]	UWM Holdings LLC	6.625%	2/1/2030	85	86
[11]	Volksbank Wien AG	5.750%	6/21/2034	500	610
[5]	Wells Fargo & Co.	3.584%	5/22/2028	4,354	4,325
[5]	Wells Fargo & Co.	2.393%	6/2/2028	8,410	8,217
	Wells Fargo & Co.	6.303%	10/23/2029	9,680	10,230
[5]	Wells Fargo & Co.	5.557%	7/25/2034	5,223	5,480
	Wells Fargo & Co.	6.491%	10/23/2034	6,620	7,330
[5]	Wells Fargo & Co.	3.068%	4/30/2041	2,750	2,133
	Wells Fargo & Co.	5.375%	11/2/2043	2,550	2,468
[5]	Wells Fargo & Co.	4.400%	6/14/2046	750	625
[5]	Wells Fargo & Co.	5.013%	4/4/2051	450	411
[5]	Wells Fargo & Co.	4.611%	4/25/2053	750	644
	Westpac Banking Corp.	2.963%	11/16/2040	1,175	896
[9]	WEX Inc.	6.500%	3/15/2033	70	72
	Willis North America Inc.	3.875%	9/15/2049	680	504
					1,903,468
Health Care (1.7%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	110	115
	AbbVie Inc.	4.050%	11/21/2039	8,632	7,699
	AbbVie Inc.	4.875%	11/14/2048	2,395	2,180
	AbbVie Inc.	4.250%	11/21/2049	725	597
	AbbVie Inc.	5.500%	3/15/2064	3,000	2,913
[5]	Allina Health System	3.887%	4/15/2049	1,135	882
	Amgen Inc.	3.150%	2/21/2040	2,250	1,772
	Amgen Inc.	4.950%	10/1/2041	8,375	7,923
	Amgen Inc.	5.650%	3/2/2053	6,000	5,877
	Amgen Inc.	5.750%	3/2/2063	1,740	1,697
[9]	Bausch + Lomb Corp.	8.375%	10/1/2028	19	20
[5,11]	Bayer AG	6.625%	9/25/2083	6,000	7,482
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	3,635	2,370
	Cardinal Health Inc.	5.750%	11/15/2054	16,320	16,278
	Cencora Inc.	4.300%	12/15/2047	3,400	2,846
	Centene Corp.	3.375%	2/15/2030	1,035	953
[5]	CHRISTUS Health	4.341%	7/1/2028	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	3.400%	3/15/2050	1,550	1,083
[5]	City of Hope	4.378%	8/15/2048	80	65
[9]	Community Health Systems Inc.	10.875%	1/15/2032	121	132
[9]	Community Health Systems Inc.	9.750%	1/15/2034	245	257
	CVS Health Corp.	4.780%	3/25/2038	21,147	19,957
[9]	DaVita Inc.	4.625%	6/1/2030	115	112
[9]	DaVita Inc.	3.750%	2/15/2031	165	152
[9]	DaVita Inc.	6.875%	9/1/2032	210	218
[9]	DaVita Inc.	6.750%	7/15/2033	35	36
	DH Europe Finance II Sarl	2.600%	11/15/2029	500	474
	Elevance Health Inc.	5.150%	6/15/2029	4,745	4,891
	Elevance Health Inc.	3.125%	5/15/2050	1,000	653
	Elevance Health Inc.	6.100%	10/15/2052	2,085	2,146
	Elevance Health Inc.	5.700%	2/15/2055	10,565	10,298
	Elevance Health Inc.	5.700%	9/15/2055	17,510	17,163
[9]	Endo Finance Holdings Inc.	8.500%	4/15/2031	140	148
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	5,985	6,095
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	5,550	5,769
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	9,040	9,030
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	7,585	8,262
[9]	GENMAB A/S	6.250%	12/15/2032	205	210
	Gilead Sciences Inc.	4.150%	3/1/2047	1,660	1,376
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	14,618	12,779
	HCA Inc.	5.000%	3/1/2028	2,960	3,016
	HCA Inc.	5.250%	3/1/2030	5,650	5,833
	HCA Inc.	5.450%	4/1/2031	80	83
	HCA Inc.	4.600%	11/15/2032	8,440	8,375
	HCA Inc.	5.750%	3/1/2035	1,555	1,632
	HCA Inc.	4.900%	11/15/2035	8,540	8,424
	HCA Inc.	4.625%	3/15/2052	2,595	2,114
[9]	IQVIA Inc.	6.250%	6/1/2032	255	267
[9]	LifePoint Health Inc.	11.000%	10/15/2030	55	60
	McKesson Corp.	4.950%	5/30/2032	44,330	45,528
[9]	Medline Borrower LP	3.875%	4/1/2029	108	106
[9]	Medline Borrower LP	6.250%	4/1/2029	75	78
[9]	Medline Borrower LP	5.250%	10/1/2029	105	106
	Medtronic Inc.	4.625%	3/15/2045	305	279
	Merck & Co. Inc.	4.450%	12/4/2032	5,988	5,998
	Merck & Co. Inc.	5.150%	5/17/2063	4,260	3,910
[9]	Organon & Co.	4.125%	4/30/2028	243	237
[9]	Organon & Co.	6.750%	5/15/2034	240	216
	Pfizer Inc.	4.500%	11/15/2032	13,795	13,822
	Pfizer Inc.	5.700%	11/15/2065	12,465	12,265
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	8,000	7,570
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	4,920	4,561
	Quest Diagnostics Inc.	4.200%	6/30/2029	3,006	3,015
[9]	Radiology Partners Inc.	8.500%	7/15/2032	190	198
	Revvity Inc.	3.300%	9/15/2029	8	8
[9]	Star Parent Inc.	9.000%	10/1/2030	115	123
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	8	7
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	355	237
	Tenet Healthcare Corp.	4.250%	6/1/2029	118	116
	Tenet Healthcare Corp.	4.375%	1/15/2030	45	44
	Tenet Healthcare Corp.	6.125%	6/15/2030	50	51
	Tenet Healthcare Corp.	6.750%	5/15/2031	150	156
[9]	Tenet Healthcare Corp.	5.500%	11/15/2032	380	385
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	136	134
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	85	86
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	150	157
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	109	82
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	110	114
	UnitedHealth Group Inc.	3.875%	12/15/2028	95	95
	UnitedHealth Group Inc.	4.650%	1/15/2031	13,130	13,403
	UnitedHealth Group Inc.	5.300%	6/15/2035	4,225	4,373
	UnitedHealth Group Inc.	2.750%	5/15/2040	850	635
	UnitedHealth Group Inc.	5.950%	6/15/2055	4,865	4,998
	UnitedHealth Group Inc.	4.950%	5/15/2062	10,000	8,653
	UnitedHealth Group Inc.	6.050%	2/15/2063	2,855	2,915
	UnitedHealth Group Inc.	5.200%	4/15/2063	2,920	2,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.700%	2/1/2043	1,820	1,668
					331,857
Industrials (1.6%)
[9]	Air Canada	3.875%	8/15/2026	390	388
[9]	Allison Transmission Inc.	4.750%	10/1/2027	200	200
[9]	Allison Transmission Inc.	5.875%	12/1/2033	95	96
[9]	American Airlines Inc.	5.500%	4/20/2026	76	76
[9]	American Airlines Inc.	7.250%	2/15/2028	103	105
[9]	American Airlines Inc.	5.750%	4/20/2029	853	869
[9]	American Airlines Inc.	8.500%	5/15/2029	128	134
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	79
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	115	111
	Amphenol Corp.	3.800%	11/15/2027	7,166	7,161
	Amphenol Corp.	3.900%	11/15/2028	3,574	3,570
	Amphenol Corp.	4.125%	11/15/2030	5,961	5,929
	Amphenol Corp.	4.400%	2/15/2033	3,232	3,197
	Amphenol Corp.	4.625%	2/15/2036	6,185	6,062
	Amphenol Corp.	5.300%	11/15/2055	3,514	3,356
[9]	Arcosa Inc.	6.875%	8/15/2032	40	42
[5,13]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	3,900	2,491
[9]	Axon Enterprise Inc.	6.250%	3/15/2033	15	16
	Boeing Co.	5.040%	5/1/2027	12,530	12,658
	Boeing Co.	6.298%	5/1/2029	590	627
	Boeing Co.	5.150%	5/1/2030	3,745	3,848
	Boeing Co.	6.528%	5/1/2034	17,723	19,602
	Boeing Co.	5.705%	5/1/2040	1,650	1,685
	Boeing Co.	6.858%	5/1/2054	18,030	20,205
	Boeing Co.	5.930%	5/1/2060	4,500	4,407
	Boeing Co.	7.008%	5/1/2064	4,800	5,431
[9]	Bombardier Inc.	7.250%	7/1/2031	90	96
[9]	Bombardier Inc.	7.000%	6/1/2032	90	95
[9]	Bombardier Inc.	6.750%	6/15/2033	45	48
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	5,800	6,133
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,000	940
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	3,646	3,582
	Canadian Pacific Railway Co.	4.800%	8/1/2045	3,540	3,255
	Canadian Pacific Railway Co.	3.500%	5/1/2050	2,841	2,047
[9]	Chart Industries Inc.	7.500%	1/1/2030	60	63
[9]	Chart Industries Inc.	9.500%	1/1/2031	40	42
[5,11]	CIMIC Finance Ltd.	1.500%	5/28/2029	8,700	9,532
[9]	Clean Harbors Inc.	5.750%	10/15/2033	200	205
	CSX Corp.	4.750%	11/15/2048	2,000	1,778
	CSX Corp.	3.800%	4/15/2050	900	686
	CSX Corp.	4.250%	11/1/2066	4,000	3,067
[9]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,650	1,701
[9]	Delta Air Lines Inc.	4.750%	10/20/2028	20,587	20,713
	Delta Air Lines Inc.	3.750%	10/28/2029	228	223
	Eaton Capital ULC	4.450%	5/9/2030	4,230	4,274
[9]	Enpro Inc.	6.125%	6/1/2033	105	108
[9]	Entegris Inc.	5.950%	6/15/2030	865	882
[9]	ERAC USA Finance LLC	7.000%	10/15/2037	16,747	19,399
[11]	FCC Servicios Medio Ambiente Holding SA	3.715%	10/8/2031	1,500	1,757
[9]	Gates Corp.	6.875%	7/1/2029	85	88
	General Electric Co.	4.900%	1/29/2036	10,443	10,596
[9]	Genesee & Wyoming Inc.	6.250%	4/15/2032	180	186
[9]	Herc Holdings Inc.	6.625%	6/15/2029	100	104
[9]	Herc Holdings Inc.	7.000%	6/15/2030	95	100
[9]	Herc Holdings Inc.	5.750%	3/15/2031	125	127
[9]	Herc Holdings Inc.	7.250%	6/15/2033	35	37
[9]	Herc Holdings Inc.	6.000%	3/15/2034	75	76
	Honeywell International Inc.	4.750%	2/1/2032	6,280	6,402
	Honeywell International Inc.	5.250%	3/1/2054	1,530	1,444
	Honeywell International Inc.	5.350%	3/1/2064	620	588
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	7,548	7,798
	Ingersoll Rand Inc.	5.197%	6/15/2027	900	915
	Ingersoll Rand Inc.	5.176%	6/15/2029	550	568
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	115	116
	L3Harris Technologies Inc.	5.054%	4/27/2045	1,200	1,147
	Lockheed Martin Corp.	4.300%	6/15/2062	2,540	1,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	5.200%	2/15/2064	14,173	13,120
	Norfolk Southern Corp.	5.950%	3/15/2064	4,250	4,343
	Northrop Grumman Corp.	5.150%	5/1/2040	2,000	1,987
	Northrop Grumman Corp.	5.250%	5/1/2050	1,340	1,264
	Otis Worldwide Corp.	5.131%	9/4/2035	6,816	6,945
	Parker-Hannifin Corp.	3.250%	6/14/2029	14,090	13,709
[5,13]	Qantas Airways Ltd.	3.150%	9/27/2028	10,000	6,347
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	138
	RTX Corp.	6.050%	6/1/2036	9	10
	RTX Corp.	4.875%	10/15/2040	8,738	8,449
	RTX Corp.	4.050%	5/4/2047	2,000	1,612
	RTX Corp.	6.400%	3/15/2054	3,556	3,908
[5]	Ryder System Inc.	5.300%	3/15/2027	2,737	2,777
	Ryder System Inc.	4.300%	12/1/2030	2,652	2,641
[9]	Siemens Funding BV	5.900%	5/28/2065	9,435	9,846
[9]	TopBuild Corp.	3.625%	3/15/2029	110	107
[9]	TopBuild Corp.	4.125%	2/15/2032	225	214
[9]	TopBuild Corp.	5.625%	1/31/2034	170	172
[9]	TransDigm Inc.	6.750%	8/15/2028	100	102
[9]	TransDigm Inc.	6.375%	3/1/2029	414	427
[9]	TransDigm Inc.	7.125%	12/1/2031	155	163
[9]	TransDigm Inc.	6.625%	3/1/2032	9	9
[9]	TransDigm Inc.	6.375%	5/31/2033	475	487
	Union Pacific Corp.	3.250%	2/5/2050	33	23
	Union Pacific Corp.	3.839%	3/20/2060	1,000	721
[9]	United Airlines Inc.	4.625%	4/15/2029	649	645
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	412	422
	United Parcel Service Inc.	6.050%	5/14/2065	9,385	9,669
	Waste Connections Inc.	5.250%	9/1/2035	6,020	6,232
[9]	WESCO Distribution Inc.	6.375%	3/15/2029	180	186
[9]	WESCO Distribution Inc.	6.625%	3/15/2032	145	152
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	95	99
					312,188
Materials (1.1%)
[9]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	90	92
[9]	Alcoa Nederland Holding BV	6.125%	5/15/2028	35	35
[9]	Alumina Pty Ltd.	6.125%	3/15/2030	30	31
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	285	296
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	13,080	13,258
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	9,700	9,955
[11]	Amcor UK Finance plc	3.750%	2/20/2033	3,100	3,604
	Amrize Finance US LLC	5.400%	4/7/2035	910	938
[9]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	195	184
[9,11]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	200	237
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	185	189
[9]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	55	58
	Ball Corp.	2.875%	8/15/2030	111	103
	Ball Corp.	5.500%	9/15/2033	55	56
	Berry Global Inc.	5.650%	1/15/2034	1,711	1,784
[9]	Big River Steel LLC	6.625%	1/31/2029	564	566
[5]	Braskem Netherlands Finance BV	4.500%	1/10/2028	3,379	1,398
[5]	Braskem Netherlands Finance BV	4.500%	1/31/2030	456	177
[5]	Braskem Netherlands Finance BV	5.875%	1/31/2050	884	306
[9]	Canpack SA	3.875%	11/15/2029	885	846
[9]	Carpenter Technology Corp.	5.625%	3/1/2034	90	91
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,164	1,151
[5]	Cemex SAB de CV	5.125%	Perpetual	8,265	8,241
[9]	Chemours Co.	4.625%	11/15/2029	785	712
[9]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	5	5
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	295	311
[9]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	155	162
[9]	Commercial Metals Co.	5.750%	11/15/2033	200	205
[9]	Commercial Metals Co.	6.000%	12/15/2035	110	113
	CRH America Finance Inc.	4.400%	2/9/2031	41,831	41,848
	CRH America Finance Inc.	5.000%	2/9/2036	11,395	11,438
[9]	Crown Americas LLC	5.875%	6/1/2033	155	159
	Eastman Chemical Co.	4.500%	12/1/2028	2,138	2,157
[9]	Element Solutions Inc.	3.875%	9/1/2028	292	286
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	5.650%	5/18/2033	105	92
	FMC Corp.	8.450%	11/1/2055	240	190
	Freeport-McMoRan Inc.	4.375%	8/1/2028	625	625
	Freeport-McMoRan Inc.	5.450%	3/15/2043	150	145
[9]	Georgia-Pacific LLC	4.400%	6/30/2028	5,050	5,104
[9]	Hudbay Minerals Inc.	4.500%	4/1/2026	790	791
[9]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	270	269
[9]	Kaiser Aluminum Corp.	5.875%	3/1/2034	70	70
	Linde Inc.	2.000%	8/10/2050	1,000	532
	LYB International Finance III LLC	3.375%	10/1/2040	2,600	1,886
[9]	Magnera Corp.	7.250%	11/15/2031	237	233
[9]	NOVA Chemicals Corp.	9.000%	2/15/2030	85	91
[9]	Novelis Corp.	4.750%	1/30/2030	472	456
[9]	Novelis Corp.	3.875%	8/15/2031	393	357
	Nucor Corp.	3.850%	4/1/2052	1,500	1,144
	Nutrien Ltd.	5.800%	3/27/2053	2,345	2,341
[9]	Olympus Water US Holding Corp.	7.250%	6/15/2031	65	67
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	590	593
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	223	228
[9]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	125	127
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	125	128
[9]	Qnity Electronics Inc.	6.250%	8/15/2033	90	93
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	190	198
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	185	193
[9]	Sealed Air Corp.	6.125%	2/1/2028	90	92
[9]	Sealed Air Corp.	5.000%	4/15/2029	65	65
[5]	Sherwin-Williams Co.	4.550%	3/1/2028	13,860	14,022
	Sherwin-Williams Co.	4.500%	6/1/2047	310	264
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	16,190	16,759
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	6,055	6,084
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	7,600	7,836
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	13,270	13,366
[9]	SNF Group SACA	3.125%	3/15/2027	155	152
[9]	SNF Group SACA	3.375%	3/15/2030	425	397
[9]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	140	141
	Steel Dynamics Inc.	4.000%	12/15/2028	12,300	12,288
	Suzano Netherlands BV	5.500%	1/15/2036	5,300	5,244
[9]	Trivium Packaging Finance BV	8.250%	7/15/2030	46	49
[9]	Trivium Packaging Finance BV	12.250%	1/15/2031	45	49
[9]	Vale Overseas Ltd.	6.000%	2/25/2056	6,912	6,895
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	70	66
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	45	46
[9]	WR Grace Holdings LLC	6.625%	8/15/2032	35	35
	WRKCo Inc.	4.000%	3/15/2028	2,145	2,140
					202,998
Real Estate (0.5%)
	Agree LP	2.000%	6/15/2028	1,120	1,068
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,550	6,131
	American Homes 4 Rent LP	4.950%	6/15/2030	3,630	3,703
	American Tower Corp.	3.650%	3/15/2027	4,000	3,982
	Brandywine Operating Partnership LP	8.875%	4/12/2029	190	205
	Brandywine Operating Partnership LP	6.125%	1/15/2031	60	58
	COPT Defense Properties LP	4.500%	10/15/2030	1,220	1,214
	Crown Castle Inc.	4.750%	5/15/2047	700	606
	Crown Castle Inc.	5.200%	2/15/2049	200	180
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	1,600	1,891
[11]	Digital Intrepid Holding BV	0.625%	7/15/2031	500	498
	Digital Realty Trust LP	3.600%	7/1/2029	200	196
[9]	EF Holdco	7.375%	9/30/2030	145	146
	ERP Operating LP	4.500%	7/1/2044	3,385	3,007
	Essex Portfolio LP	4.500%	3/15/2048	920	781
	Extra Space Storage LP	5.700%	4/1/2028	3,000	3,100
	Extra Space Storage LP	2.400%	10/15/2031	2,070	1,839
	Extra Space Storage LP	4.950%	1/15/2033	8,604	8,689
	Highwoods Realty LP	2.600%	2/1/2031	6,082	5,452
	Highwoods Realty LP	7.650%	2/1/2034	7,143	8,151
	Host Hotels & Resorts LP	4.250%	12/15/2028	5,095	5,099
	Hudson Pacific Properties LP	3.950%	11/1/2027	40	38
	Hudson Pacific Properties LP	5.950%	2/15/2028	90	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,11]	ICADE	4.375%	5/22/2035	2,400	2,769
	Kilroy Realty LP	4.750%	12/15/2028	3,452	3,470
	Kimco Realty OP LLC	4.250%	4/1/2045	2,180	1,833
	Kimco Realty OP LLC	3.700%	10/1/2049	1,660	1,231
	MPT Operating Partnership LP	3.500%	3/15/2031	410	298
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	190	203
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,045	6,816
[11]	Prologis Euro Finance LLC	3.875%	9/22/2037	1,320	1,521
	Prologis LP	5.250%	3/15/2054	5,796	5,504
[9]	RHP Hotel Properties LP	6.500%	4/1/2032	80	83
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	45	47
	Sabra Health Care LP	3.900%	10/15/2029	6	6
	Sabra Health Care LP	3.200%	12/1/2031	9,080	8,302
	SBA Communications Corp.	3.125%	2/1/2029	170	162
[9]	Service Properties Trust	0.000%	9/30/2027	85	77
	Service Properties Trust	5.500%	12/15/2027	105	103
	Service Properties Trust	8.375%	6/15/2029	175	176
[9]	Starwood Property Trust Inc.	7.250%	4/1/2029	25	26
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	190	195
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	130	136
	Weyerhaeuser Co.	6.950%	10/1/2027	1,071	1,122
[9]	XHR LP	4.875%	6/1/2029	60	59
[9]	XHR LP	6.625%	5/15/2030	65	67
					90,329
Technology (2.6%)
[11]	Altrad Investment Authority SAS	3.704%	6/23/2029	1,500	1,772
[9]	Amkor Technology Inc.	5.875%	10/1/2033	90	92
	Autodesk Inc.	5.300%	6/15/2035	5,320	5,456
[5]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,959
[9]	Boost Newco Borrower LLC	7.500%	1/15/2031	75	80
	Broadcom Inc.	4.150%	2/15/2028	14,520	14,576
	Broadcom Inc.	4.600%	7/15/2030	34,513	35,065
	Broadcom Inc.	4.150%	11/15/2030	4,650	4,630
[9]	Broadcom Inc.	4.150%	4/15/2032	5,300	5,181
	Broadcom Inc.	4.900%	7/15/2032	16,109	16,438
	Cadence Design Systems Inc.	4.300%	9/10/2029	5,405	5,431
[9]	Central Parent Inc.	7.250%	6/15/2029	55	47
[9]	Central Parent LLC	8.000%	6/15/2029	40	35
[9]	Cloud Software Group Inc.	6.500%	3/31/2029	471	477
[9]	Cloud Software Group Inc.	8.250%	6/30/2032	145	152
	Cotiviti Inc.	7.625%	5/1/2031	80	77
	Dell International LLC	6.100%	7/15/2027	500	514
	Dell International LLC	4.750%	4/1/2028	11,700	11,872
	Dell International LLC	6.200%	7/15/2030	1	1
	Dell International LLC	4.750%	10/6/2032	16,916	16,889
	Dell International LLC	8.350%	7/15/2046	831	1,054
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	130	133
[9]	Fair Isaac Corp.	6.000%	5/15/2033	120	123
[11]	Fiserv Inc.	4.500%	5/24/2031	2,500	3,030
[9]	Foundry JV Holdco LLC	5.500%	1/25/2031	1,910	1,972
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	18,463	19,556
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	16,530	17,310
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	18,325	19,185
[9]	Foundry JV Holdco LLC	6.200%	1/25/2037	29,660	31,170
[9]	Gen Digital Inc.	6.250%	4/1/2033	70	72
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	31,748	31,759
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	36,297	36,488
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	1,577	1,586
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	16,318	16,259
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	2,085	2,104
[9]	Imola Merger Corp.	4.750%	5/15/2029	260	257
	Intel Corp.	2.450%	11/15/2029	26,671	24,887
	Intel Corp.	2.000%	8/12/2031	3,308	2,901
	Intel Corp.	5.200%	2/10/2033	5,122	5,220
	Intel Corp.	3.734%	12/8/2047	5,416	3,846
	Intel Corp.	3.050%	8/12/2051	3,613	2,217
	Intel Corp.	5.700%	2/10/2053	9,596	8,934
	Intel Corp.	5.600%	2/21/2054	5,010	4,623
	Intel Corp.	3.100%	2/15/2060	3,990	2,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	5.900%	2/10/2063	1,490	1,395
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	105	108
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	95	99
[9]	McAfee Corp.	7.375%	2/15/2030	130	114
	Motorola Solutions Inc.	5.200%	8/15/2032	12,210	12,593
	NXP BV	3.250%	5/11/2041	2,350	1,779
	Oracle Corp.	4.800%	8/3/2028	13,930	13,994
	Oracle Corp.	4.450%	9/26/2030	31,867	31,159
	Oracle Corp.	4.800%	9/26/2032	9,104	8,790
	Oracle Corp.	5.200%	9/26/2035	13,118	12,589
	Oracle Corp.	3.650%	3/25/2041	2,250	1,641
	Oracle Corp.	5.875%	9/26/2045	9,404	8,503
	Oracle Corp.	3.600%	4/1/2050	1,610	1,001
	Oracle Corp.	3.850%	4/1/2060	22,302	13,637
	Paychex Inc.	5.350%	4/15/2032	3,120	3,231
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	65	67
[9]	Rocket Software Inc.	9.000%	11/28/2028	80	83
[9]	Science Applications International Corp.	5.875%	11/1/2033	65	66
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	180	180
	Synopsys Inc.	4.650%	4/1/2028	12,960	13,139
[9]	UKG Inc.	6.875%	2/1/2031	140	144
	Verisk Analytics Inc.	5.500%	6/15/2045	4,200	4,076
	VMware LLC	1.800%	8/15/2028	6,520	6,167
	VMware LLC	4.700%	5/15/2030	500	508
	VMware LLC	2.200%	8/15/2031	6,140	5,455
	Western Digital Corp.	4.750%	2/15/2026	44	44
	Workday Inc.	3.800%	4/1/2032	2,500	2,392
	X Corp.	9.500%	10/26/2029	550	547
					502,167
Utilities (2.2%)
	AEP Texas Inc.	5.450%	5/15/2029	5,445	5,637
	AEP Texas Inc.	5.400%	6/1/2033	3,830	3,950
	AEP Texas Inc.	5.850%	10/15/2055	12,910	12,676
	AEP Transmission Co. LLC	5.375%	6/15/2035	2,640	2,727
[5]	AEP Transmission Co. LLC	3.650%	4/1/2050	2,800	2,076
[5]	AEP Transmission Co. LLC	2.750%	8/15/2051	1,500	924
	AEP Transmission Co. LLC	5.400%	3/15/2053	3,240	3,151
	AES Corp.	5.450%	6/1/2028	2,051	2,098
[5]	American Electric Power Co. Inc.	6.050%	3/15/2056	5,620	5,524
[5]	Appalachian Power Co.	4.500%	3/1/2049	500	410
	Atmos Energy Corp.	5.000%	12/15/2054	12,300	11,180
[9]	California Buyer Ltd.	6.375%	2/15/2032	180	180
[9]	Calpine Corp.	4.500%	2/15/2028	250	250
[9]	Calpine Corp.	4.625%	2/1/2029	20	20
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	1,165	1,054
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	530	528
[9]	Clearway Energy Operating LLC	3.750%	1/15/2032	22	20
	CMS Energy Corp.	4.875%	3/1/2044	1,135	1,013
	Commonwealth Edison Co.	3.800%	10/1/2042	685	553
[5]	Commonwealth Edison Co.	3.750%	8/15/2047	490	374
[5]	Connecticut Light & Power Co.	4.150%	6/1/2045	250	207
	Connecticut Light & Power Co.	4.000%	4/1/2048	307	244
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	1,645	1,681
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	4,120	4,294
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	11,210	11,427
[5]	Dominion Energy Inc.	4.050%	9/15/2042	500	406
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	530	475
	DTE Energy Co.	4.875%	6/1/2028	4,200	4,272
	Duke Energy Carolinas LLC	5.300%	2/15/2040	250	253
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,528	1,343
	Duke Energy Carolinas LLC	3.750%	6/1/2045	2,579	2,028
	Duke Energy Carolinas LLC	3.700%	12/1/2047	786	594
	Duke Energy Corp.	3.300%	6/15/2041	500	385
	Duke Energy Corp.	3.500%	6/15/2051	500	346
	Duke Energy Florida LLC	6.200%	11/15/2053	3,150	3,368
	Duke Energy Progress LLC	4.100%	5/15/2042	3,400	2,892
	Duke Energy Progress LLC	2.500%	8/15/2050	3,483	2,029
	Edison International	5.250%	3/15/2032	1,180	1,180
[5,12]	Engie SA	5.750%	10/28/2050	900	1,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	4.200%	9/1/2048	500	404
	Entergy Texas Inc.	5.000%	9/15/2052	1,410	1,252
	Entergy Texas Inc.	5.800%	9/1/2053	3,300	3,288
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,900	1,292
	Exelon Corp.	5.100%	6/15/2045	1,000	924
	Exelon Corp.	4.450%	4/15/2046	1,000	839
	Exelon Corp.	4.100%	3/15/2052	1,400	1,079
	Exelon Corp.	5.600%	3/15/2053	9,950	9,634
	Exelon Corp.	5.875%	3/15/2055	18,770	18,802
	FirstEnergy Corp.	2.650%	3/1/2030	4,846	4,518
[5]	FirstEnergy Corp.	2.250%	9/1/2030	1,435	1,299
[9]	FirstEnergy Transmission LLC	2.866%	9/15/2028	12,623	12,205
[9]	FirstEnergy Transmission LLC	4.750%	1/15/2033	4,098	4,090
	Florida Power & Light Co.	5.600%	2/15/2066	12,920	12,739
	Georgia Power Co.	5.125%	5/15/2052	1,920	1,789
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	300	304
[9]	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,430	1,429
[9]	Jersey Central Power & Light Co.	5.150%	1/15/2036	9,400	9,500
	MidAmerican Energy Co.	5.300%	2/1/2055	14,650	13,862
	National Grid plc	5.602%	6/12/2028	5,720	5,906
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	177	175
	Nevada Power Co.	6.000%	3/15/2054	4,250	4,348
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	7,654	7,902
	NiSource Inc.	5.250%	3/30/2028	2,670	2,738
	NiSource Inc.	5.200%	7/1/2029	14,420	14,865
	NiSource Inc.	5.850%	4/1/2055	12,780	12,728
[9]	NRG Energy Inc.	5.750%	7/15/2029	105	106
[9]	NRG Energy Inc.	5.750%	1/15/2034	265	267
[9]	NRG Energy Inc.	6.250%	11/1/2034	70	72
[9]	NRG Energy Inc.	6.000%	1/15/2036	330	334
	OGE Energy Corp.	5.450%	5/15/2029	1,120	1,160
	Pacific Gas & Electric Co.	3.000%	6/15/2028	1,000	970
	Pacific Gas & Electric Co.	2.500%	2/1/2031	3,000	2,700
	Pacific Gas & Electric Co.	4.500%	7/1/2040	8,242	7,183
	Pacific Gas & Electric Co.	4.750%	2/15/2044	930	786
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,172	791
	Pacific Gas & Electric Co.	6.750%	1/15/2053	1,300	1,382
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	35	34
	PECO Energy Co.	4.150%	10/1/2044	1,515	1,266
	Pinnacle West Capital Corp.	4.900%	5/15/2028	4,070	4,145
[9]	PSEG Power LLC	5.200%	5/15/2030	21,820	22,315
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	765
	Public Service Co. of Colorado	4.050%	9/15/2049	500	391
[5]	Public Service Electric & Gas Co.	3.200%	5/15/2029	261	254
[5]	Public Service Electric & Gas Co.	3.950%	5/1/2042	806	679
[5]	Public Service Electric & Gas Co.	3.600%	12/1/2047	500	375
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	20,520	21,101
[9]	Rayburn Country Securitization LLC	2.307%	12/1/2030	1,758	1,667
	Southern California Edison Co.	5.650%	10/1/2028	6,300	6,522
[5]	Southern California Edison Co.	4.200%	3/1/2029	1,800	1,787
	Southern California Edison Co.	4.500%	9/1/2040	1,775	1,553
	Southern California Edison Co.	4.000%	4/1/2047	615	462
	Southern Co.	4.400%	7/1/2046	350	295
[5]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	2,160	2,161
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	3,560	3,587
[5]	Southern Power Co.	4.900%	10/1/2035	7,070	6,997
[5,12]	SW Finance I plc	6.640%	3/31/2026	3,630	4,897
[5,12]	SW Finance I plc	1.625%	3/30/2027	4,002	5,152
[5,12]	SW Finance I plc	2.375%	5/28/2028	2,990	3,766
[12]	SW Finance I plc	7.750%	10/31/2031	934	1,340
[5,12]	SW Finance I plc	6.875%	8/7/2032	1,800	2,513
[5,12]	SW Finance I plc	7.000%	4/16/2040	1,200	1,619
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	265	270
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	200	207
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	7,980	8,196
	TransAlta Corp.	5.875%	2/1/2034	70	71
	Union Electric Co.	3.900%	9/15/2042	454	372
	Union Electric Co.	4.000%	4/1/2048	910	723
	Union Electric Co.	3.900%	4/1/2052	1,500	1,145
	Union Electric Co.	5.450%	3/15/2053	6,620	6,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	United Utilities Water Finance plc	5.750%	6/26/2036	1,800	2,440
[5,12]	United Utilities Water Finance plc	5.125%	10/6/2038	3,100	3,878
[5,12]	United Utilities Water Finance plc	5.250%	1/22/2046	1,400	1,661
[11]	Veolia Environnement SA	1.625%	Perpetual	1,200	1,396
	Virginia Electric & Power Co.	2.300%	11/15/2031	1,000	889
	Virginia Electric & Power Co.	4.000%	1/15/2043	1,180	966
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	500	383
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,860	2,724
	Virginia Electric & Power Co.	5.350%	1/15/2054	10,060	9,417
[9]	Vistra Operations Co. LLC	5.625%	2/15/2027	90	90
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	16,830	16,825
[9]	Vistra Operations Co. LLC	7.750%	10/15/2031	50	53
[9]	Vistra Operations Co. LLC	6.875%	4/15/2032	90	95
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	35	35
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	160	164
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	90	94
[12]	Yorkshire Water Finance plc	1.750%	11/26/2026	6,764	8,897
[5,12]	Yorkshire Water Finance plc	5.500%	4/28/2035	1,500	1,945
[5,12]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,646	2,316
					423,853
Total Corporate Bonds (Cost $5,119,405)					5,131,434
Floating Rate Loan Interests (0.0%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.134%	5/28/2032	60	60
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	248	248
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	164	164
[8]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	7.966%	1/15/2031	172	172
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.922%	9/13/2032	45	45
[8]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	75	75
[8]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.252%	7/6/2029	109	92
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.966%	10/28/2032	75	75
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.466%	1/28/2032	125	125
[8]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.623%	3/26/2032	99	96
[8]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.500%	7.259%	8/20/2032	195	194
[8]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	101	100
[8]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	6.122%	9/30/2032	95	95
[8]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.236%	7/1/2031	44	45
[8]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	135	136
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.716%	3/1/2029	175	161
[8]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 1.750%	5.466%	10/23/2030	188	189
[8]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	155	155
[8]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR12M + 2.250%	6.233%	10/29/2032	115	115
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.466%	11/28/2028	145	145
[8]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.280%	6/25/2032	130	130
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.216%	7/31/2031	89	90
[8]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.422%	11/6/2028	635	638
[8]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.947%	4/30/2030	40	40
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	38	39
Total Floating Rate Loan Interests (Cost $3,439)					3,424
Sovereign Bonds (9.2%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	14,270	14,782
[11]	Adif Alta Velocidad	3.125%	1/31/2030	34,200	40,535
[11]	Adif Alta Velocidad	3.625%	4/30/2035	42,200	49,711
[5,11]	Arab Republic of Egypt	4.750%	4/16/2026	7,349	8,625
[5]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	8,600	8,754
[5,11,14]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	1,716	2,092
[5]	Bermuda	3.717%	1/25/2027	15,639	15,521
[5]	Bermuda	4.750%	2/15/2029	9,680	9,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	60,542	63,793
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	42,369	44,649
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	87,611	87,609
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	49,688	49,715
[11]	City of Madrid Spain	3.360%	10/31/2035	21,000	24,393
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	2,676	2,692
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	33,938	33,598
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	2,396	2,555
[5]	Development Bank of Kazakhstan JSC	5.625%	4/7/2030	5,940	6,148
[5]	Dominican Republic	5.950%	1/25/2027	29,855	30,180
[5]	Dominican Republic	4.875%	9/23/2032	7,470	7,194
[5,9]	Dominican Republic	5.875%	10/28/2035	6,100	6,105
[5,9]	Dominican Republic	6.950%	3/15/2037	10,218	10,960
	Ecopetrol SA	8.625%	1/19/2029	3,360	3,604
[5,9]	Electricite de France SA	5.700%	5/23/2028	5,925	6,124
[5,11]	European Union	0.300%	11/4/2050	69,213	35,283
[5,11]	European Union	0.700%	7/6/2051	10,650	6,107
	Federative Republic of Brazil	5.500%	11/6/2030	3,176	3,226
[9,11]	Hellenic Republic	4.375%	7/18/2038	12,014	15,087
[9,11]	Hellenic Republic	4.125%	6/15/2054	18,470	21,183
[5,15]	Japan	0.400%	3/20/2050	5,792,300	19,496
[5,15]	Japan	1.200%	6/20/2053	2,394,200	9,358
[5]	Kingdom of Belgium	4.875%	6/10/2055	27,264	24,456
[5]	Kingdom of Morocco	2.375%	12/15/2027	5,000	4,804
[5]	Kingdom of Saudi Arabia	3.250%	10/26/2026	1,400	1,392
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/2028	2,583	2,646
[5,9]	KSA Sukuk Ltd.	5.250%	6/4/2027	23,180	23,587
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	9,103	9,141
[5,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	9,203	9,452
[11,16]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/2030	3,657	4,385
[5,9]	OCP SA	6.100%	4/30/2030	3,929	4,103
[5]	Oman Government Bond	4.750%	6/15/2026	47,721	47,747
[5]	Oman Government Bond	5.375%	3/8/2027	11,607	11,734
[5]	Oman Government Bond	6.750%	10/28/2027	22,549	23,478
[5,11]	OMERS Finance Trust	3.250%	1/28/2035	30,348	34,971
[5]	Paraguay Government Bond	4.700%	3/27/2027	9,740	9,800
[5]	Paraguay Government Bond	4.950%	4/28/2031	2,400	2,436
[5]	Pertamina Persero PT	1.400%	2/9/2026	2,000	1,990
[5]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	6,923	6,957
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,420	2,413
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	13,620	13,943
	Petroleos Mexicanos	8.750%	6/2/2029	26,036	27,900
	Petroleos Mexicanos	6.840%	1/23/2030	7,185	7,295
[5,9,11]	Portuguese Republic	3.625%	6/12/2054	23,718	26,092
[11]	Province of British Columbia	3.900%	10/10/2045	22,012	25,124
[11]	Queensland Treasury Corp.	3.250%	5/21/2035	27,890	32,048
[5,11]	Republic of Bulgaria	3.500%	5/7/2034	9,959	11,754
[5]	Republic of Bulgaria	5.000%	3/5/2037	1	1
[5,11]	Republic of Bulgaria	4.125%	5/7/2038	17,024	20,221
[5]	Republic of Chile	2.750%	1/31/2027	69,217	68,114
[5]	Republic of Chile	3.240%	2/6/2028	12,774	12,556
[5]	Republic of Guatemala	4.500%	5/3/2026	1,569	1,565
[5]	Republic of Guatemala	4.375%	6/5/2027	6,109	6,064
[5]	Republic of Hungary	6.125%	5/22/2028	850	882
[5]	Republic of Hungary	5.250%	6/16/2029	6,320	6,453
[5]	Republic of Hungary	5.375%	9/26/2030	3,930	4,039
[5]	Republic of Hungary	6.250%	9/22/2032	12,042	12,837
[5]	Republic of Hungary	6.750%	9/23/2055	15,000	15,672
[11]	Republic of Iceland	2.625%	5/27/2030	36,304	42,292
[11]	Republic of Indonesia	1.450%	9/18/2026	3,000	3,492
[5,11]	Republic of Indonesia	3.650%	9/10/2032	381	449
[11]	Republic of Indonesia	1.100%	3/12/2033	380	370
[11]	Republic of Indonesia	3.750%	10/16/2033	7,320	8,526
[5,11]	Republic of Lithuania	3.500%	7/3/2031	10,560	12,642
[5,11]	Republic of Lithuania	3.625%	3/10/2036	7,434	8,595
	Republic of Panama	7.125%	1/29/2026	18,786	18,826
	Republic of Panama	8.875%	9/30/2027	5,259	5,633
[5]	Republic of Panama	3.875%	3/17/2028	6,469	6,353
	Republic of Panama	8.125%	4/28/2034	780	888
[5]	Republic of Paraguay	5.000%	4/15/2026	4,522	4,530

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
		Republic of Peru	2.844%	6/20/2030	1,560	1,466
[5]		Republic of Peru	2.783%	1/23/2031	43,054	39,769
[5]		Republic of South Africa	4.300%	10/12/2028	1,035	1,029
[5]		Republic of South Africa	4.850%	9/30/2029	1,460	1,461
		Republic of the Philippines	3.229%	3/29/2027	7,356	7,276
		Republic of the Philippines	1.950%	1/6/2032	1,950	1,694
[5]		Republic of Turkiye	5.950%	1/15/2031	3,059	3,088
[5]		Republic of Turkiye	7.125%	2/12/2032	3,862	4,088
[5]		Republic of Turkiye	5.750%	5/11/2047	752	616
[5,11]		Serbia International Bond	3.125%	5/15/2027	14,527	16,980
[5,11]		Serbia International Bond	1.500%	6/26/2029	15,715	17,108
[11]		Slovakia Government Bond	3.750%	2/27/2040	54,660	62,314
[5,17]		Southern Gas Corridor CJSC	6.875%	3/24/2026	37,246	37,463
[5,11]		State of Israel	5.000%	10/30/2026	16,350	19,553
[5,11]		State of Israel	1.500%	1/18/2027	1,660	1,924
[5]		State of Israel	5.375%	3/12/2029	7,775	7,993
[5]		State of Israel	5.375%	2/19/2030	7,550	7,791
[11]		Treasury Corp. of Victoria	3.625%	9/29/2040	38,824	44,744
[12]		United Kingdom	4.375%	7/31/2054	19,609	23,191
[12]		United Kingdom	5.375%	1/31/2056	6,937	9,624
		United Mexican States	4.150%	3/28/2027	3,380	3,375
		United Mexican States	3.750%	1/11/2028	21,166	20,942
[5]		United Mexican States	4.750%	4/27/2032	16,126	15,699
[5]		United Mexican States	5.850%	7/2/2032	75,981	78,064
[5]		United Mexican States	5.375%	3/22/2033	31,848	31,545
[5]		United Mexican States	4.875%	5/19/2033	7,276	6,982
[5]		United Mexican States	6.875%	5/13/2037	42,013	44,817
[11]		United Mexican States	5.125%	3/19/2038	4,441	5,184
Total Sovereign Bonds (Cost $1,745,434)						1,785,263
Taxable Municipal Bonds (0.1%)
		Houston TX GO	6.290%	3/1/2032	1,205	1,281
		Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	15,620	16,794
		Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	700	560
		Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	500	475
Total Taxable Municipal Bonds (Cost $18,594)						19,110
					Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[18]		Vanguard Market Liquidity Fund (Cost $242,348)	3.780%		2,423,509	242,351
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/2026	3.000%	288,100	227
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	114,500	347
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	96,800	2,281
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	29,500	7
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	BANA	3/9/2026	3.950%	16,200	101
						2,963
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.800% Annually	WFB	5/19/2026	3.800%	44,540	713

		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.820% Annually	BANA	5/20/2026	3.820%	44,590	681
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/2026	5.900%	82,000	2
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/2026	4.830%	76,800	129
						1,525
Total Options Purchased (Cost $8,316)						4,488
Total Investments (96.6%) (Cost $18,544,149)						18,653,048
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.4%)
[5,6,7]	UMBS Pool (Proceeds $74,059)		5.500%	12/1/2038–1/25/2056	(71,857)	(69,837)
Other Assets and Liabilities—Net (3.8%)						741,934
Net Assets (100%)						19,325,145
Cost is in $000.
1	Securities with a value of $11,978 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,604 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $34,165 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $63,928 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $2,565,234, representing 13.3% of net assets.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Australian dollars.
14	Guaranteed by the Republic of Poland.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Republic of Hungary.
17	Guaranteed by the Republic of Azerbaijan.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	432,150	(16)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	114,500	(40)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	81,500	(3,269)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	BANA	3/9/2026	3.750%	32,400	(65)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	29,500	(131)
					(3,521)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	WFB	5/19/2026	4.000%	44,540	(395)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.020% Annually	BANA	5/20/2026	4.020%	44,590	(376)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	WFB	5/19/2026	4.200%	44,540	(206)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.220% Annually	BANA	5/20/2026	4.220%	44,590	(196)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	82,000	(16)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	76,800	(4)
					(1,193)
Total Options Written (Premiums Received $8,160)					(4,714)
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	14,097	2,943,299	2,269
5-Year U.S. Treasury Note	March 2026	2,916	318,732	418
10-Year U.S. Treasury Note	March 2026	1,722	193,617	(69)
Euro-BTP	March 2026	406	57,342	(124)
Euro-Schatz	March 2026	79	9,914	10
Long U.S. Treasury Bond	March 2026	840	97,099	(81)
Ultra Long U.S. Treasury Bond	March 2026	2,023	238,714	(2,836)
				(413)

Short Futures Contracts
10-Year Government of Canada Bond	March 2026	(506)	(44,574)	567
10-Year Japanese Government Bond	March 2026	(192)	(162,300)	1,355
AUD 3-Year Treasury Bond	March 2026	(106)	(7,427)	(10)
AUD 10-Year Treasury Bond	March 2026	(81)	(5,918)	(22)
Euro-Bobl	March 2026	(1,292)	(176,373)	611
Euro-Bund	March 2026	(2,067)	(309,885)	1,585
Euro-Buxl	March 2026	(1,884)	(243,814)	3,204
Euro-OAT	March 2026	(384)	(54,420)	234

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Gilt	March 2026	(157)	(19,336)	(126)
Ultra 10-Year U.S. Treasury Note	March 2026	(196)	(22,543)	12
				7,410
				6,997

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/18/2026	EUR	121,566	USD	142,169	1,179	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	115,360	USD	136,133	—	(102)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	5,906	USD	6,936	29	—
State Street Bank & Trust Co.	3/18/2026	EUR	2,676	USD	3,158	—	(3)
UBS AG	3/18/2026	EUR	1,599	USD	1,887	—	(1)
State Street Bank & Trust Co.	3/18/2026	GBP	1,670	USD	2,222	29	—
Canadian Imperial Bank of Commerce	3/18/2026	JPY	244,342	USD	1,576	—	(7)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	160,671	USD	1,035	—	(3)
UBS AG	3/18/2026	JPY	95,534	USD	614	—	(1)
Toronto-Dominion Bank	3/18/2026	USD	10,907	AUD	16,481	—	(92)
Wells Fargo Bank N.A.	3/18/2026	USD	286	CAD	394	—	(2)
Toronto-Dominion Bank	3/18/2026	USD	2,373	CHF	1,888	—	(29)
Toronto-Dominion Bank	3/18/2026	USD	1,119,307	EUR	957,039	—	(9,209)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	15,486	EUR	13,105	32	—
State Street Bank & Trust Co.	3/18/2026	USD	9,061	EUR	7,689	—	(6)
State Street Bank & Trust Co.	3/18/2026	USD	1,964	EUR	1,665	2	—
Toronto-Dominion Bank	3/18/2026	USD	107,364	GBP	80,667	—	(1,350)
Wells Fargo Bank N.A.	3/18/2026	USD	2,864	GBP	2,146	—	(29)
State Street Bank & Trust Co.	3/18/2026	USD	2,190	GBP	1,635	—	(14)
Toronto-Dominion Bank	3/18/2026	USD	591	GBP	439	—	—
Wells Fargo Bank N.A.	3/18/2026	USD	33,222	JPY	5,111,823	384	—
UBS AG	3/18/2026	USD	1,335	JPY	206,484	9	—
Canadian Imperial Bank of Commerce	3/18/2026	USD	597	JPY	92,684	2	—
Toronto-Dominion Bank	3/18/2026	USD	451	NZD	778	2	—
						1,668	(10,848)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of South Africa	12/20/2030	USD	3,410	1.000	(52)	25
Republic of Turkiye	12/20/2030	USD	15,802	1.000	(711)	347
						372

Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	848,021	(1.000)	(19,447)	(968)
United Mexican States	12/20/2030	USD	47,035	(1.000)	(235)	(156)
						(1,124)
						(752)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Stellantis NV/Baa2	12/20/2030	JPMC	1,600	5.000	313	282	31	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	8,600	(1.000)	(146)	(162)	16	—
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	1,600	(1.000)	(30)	61	—	(91)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	1,300	(1.000)	(24)	34	—	(58)
					(200)	(67)	16	(149)
					113	215	47	(149)
1 Notional amount denominated in euro.
2 Periodic premium received/(paid) quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,037 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	375,000[1]	3.432[2]	(3.870)[3]	(79)	(79)
6/16/2027	N/A	25,231,400[4]	0.727[5]	(0.906)[2]	(110)	(110)
12/15/2027	4/3/2026[6]	582,000[1]	0.000[3]	(3.128)[2]	1,153	1,153
12/15/2027	4/3/2026[6]	120,000[1]	0.000[3]	(3.230)[2]	37	37
12/17/2027	N/A	26,600[1]	3.870[3]	(3.340)[2]	(8)	(8)
12/22/2027	N/A	190,000[1]	3.870[3]	(3.278)[2]	161	161
6/18/2028	6/18/2027[6]	290,680[1]	3.458[2]	(0.000)[3]	506	506
11/29/2028	11/29/2027[6]	429,075[7]	2.148[2]	(0.000)[8]	(887)	(887)
6/20/2029	6/17/2026[6]	169,800[9]	2.542[10]	(0.000)[11]	(613)	(717)
9/10/2029	9/10/2027[6]	88,600[1]	3.072[2]	(0.000)[3]	(565)	(565)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/22/2029	9/22/2027[6]	99,200[1]	3.221[2]	(0.000)[3]	(376)	(376)
5/31/2030	4/3/2026[6]	120,000[1]	0.000[3]	(3.282)[2]	555	555
5/31/2030	4/3/2026[6]	120,000[1]	0.000[3]	(3.428)[2]	(117)	(117)
6/18/2031	6/18/2026[6]	80,660[1]	0.000[3]	(3.625)[2]	(518)	(520)
6/18/2031	6/17/2026[6]	77,690[7]	2.274[2]	(0.000)[8]	(525)	(506)
9/10/2032	9/10/2027[6]	74,700[1]	0.000[3]	(3.349)[2]	1,078	1,078
9/22/2032	9/22/2027[6]	82,900[1]	0.000[3]	(3.465)[2]	801	801
1/5/2033	1/5/2028[6]	28,830[1]	3.709[2]	(0.000)[3]	—	—
8/15/2035	3/31/2026[6]	23,460[1]	0.000[3]	(3.545)[2]	431	431
6/18/2036	6/17/2026[6]	40,000[7]	2.643[2]	(0.000)[8]	(445)	(419)
6/18/2036	6/17/2026[6]	5,579[7]	2.647[2]	(0.000)[8]	(60)	(60)
9/10/2037	9/10/2027[6]	20,400[1]	3.733[2]	(0.000)[3]	(462)	(462)
9/22/2037	9/22/2027[6]	22,700[1]	3.804[2]	(0.000)[3]	(397)	(397)
10/18/2040	10/18/2030[6]	38,800[1]	0.000[3]	(4.100)[2]	881	881
10/18/2045	10/18/2035[6]	42,900[1]	4.358[2]	(0.000)[3]	(897)	(897)
12/18/2055	N/A	5,310[1]	4.035[2]	(3.870)[3]	(122)	(116)
1/5/2058	1/5/2028[6]	7,760[1]	0.000[3]	(4.239)[2]	—	—
					(578)	(633)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
9 Notional amount denominated in Canadian dollar.
10 Interest payment received/(paid) semi-annually.
11 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2025, counterparties had deposited in segregated accounts cash of $260,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,130,525	—	9,130,525
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,335,033	1,420	2,336,453
Corporate Bonds	—	5,131,434	—	5,131,434
Floating Rate Loan Interests	—	3,424	—	3,424
Sovereign Bonds	—	1,785,263	—	1,785,263
Taxable Municipal Bonds	—	19,110	—	19,110
Temporary Cash Investments	242,351	—	—	242,351
Options Purchased	—	4,488	—	4,488
Total	242,351	18,409,277	1,420	18,653,048
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(69,837)	—	(69,837)

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,265	—	—	10,265
Forward Currency Contracts	—	1,668	—	1,668
Swap Contracts[1]	—	6,022	—	6,022
Total	10,265	7,690	—	17,955
Liabilities
Options Written	—	(4,714)	—	(4,714)
Futures Contracts[1]	(3,268)	—	—	(3,268)
Forward Currency Contracts	—	(10,848)	—	(10,848)
Swap Contracts[1]	—	(7,509)	—	(7,509)
Total	(3,268)	(23,071)	—	(26,339)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.